                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08846
                                  ----------------------------------------------

                            First Focus Funds. Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


      First National Bank 1620 Dodge Street Omaha, NE            68197
--------------------------------------------------------------------------------
         (Address of principal executive offices)              (Zip code)

        BISYS Fund Services 3435 Stelzer Road Columbus, OH  432198
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000
                                                   ----------------

Date of fiscal year end: March 31, 2006
                         --------------------

Date of reporting period: September 30, 2005
                          ----------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(FIRSTFOCUS FUNDS LOGO)

SHORT-INTERMEDIATE BOND FUND
INCOME FUND
NEBRASKA TAX-FREE FUND
COLORADO TAX-FREE FUND
BALANCED FUND
CORE EQUITY FUND
GROWTH OPPORTUNITIES FUND
SMALL COMPANY FUND
INTERNATIONAL EQUITY FUND

                                FIRST FOCUS FUNDS
                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 2005

                           VALUE. STABILITY. SERVICE.

Notice to Investors
Shares of First Focus Funds are:

        - ARE NOT FDIC INSURED - MAY LOSE VALUE - HAVE NO BANK GUARANTEE

First Focus Funds are distributed by BISYS Funds Services, which is not affiliated with First National Bank or any of its affiliates.

SEMI-ANNUAL REPORT 2005                                  (FIRSTFOCUS FUNDS LOGO)
FIRST FOCUS FUNDS(SM)

TABLE OF CONTENTS

Shareholder Letter ........................................................    1
Portfolio Composition .....................................................    2
Schedules of Portfolio Investments ........................................    4
Statements of Assets and Liabilities ......................................   22
Statements of Operations ..................................................   24
Statements of Changes in Net Assets .......................................   26
Financial Highlights ......................................................   31
Notes to Financial Statements .............................................   33
Additional Fund Information ...............................................   37
Trustees and Officers .....................................................   40

SEMI-ANNUAL REPORT 2005                                  (FIRSTFOCUS FUNDS LOGO)
FIRST FOCUS FUNDS(SM)

SEPTEMBER 30, 2005

DEAR SHAREHOLDER,

Given the many challenges our economy has faced so far this year, we recently reviewed our 2005 market forecast, hoping it would give some insight as to what to expect the remainder of the year.

At the end of the third quarter, the S&P 500 Index was up 2.77%. We wish we could say that we had great confidence that we could hit our target performance numbers by year-end, but given the recent devastation in the Gulf Coast and its negative effects on energy prices, as well as the resulting fall in consumer confidence, we would put the probability of hitting our target at less than 50%.

For several years, we have articulated our view that international equities were poised to outperform their U.S. counterparts for an extended period. As of September 30, the Morgan Stanley EAFE Index, which generally represents the international stock market, gained 7.35% for the year-to-date.

Although we continue to believe that international stocks should outperform U.S. equities, we had some concerns about the rally in foreign currencies versus the U.S. dollar. We predicted that the dollar would strengthen versus the rest of the world in 2005, given the precipitous drop the dollar had experienced in 2004. As of the end of the third quarter, the dollar had rallied about 9% versus the other six major global currencies. We believe the chances of the dollar finishing higher for 2005 are strong. However, long-term we believe the dollar continues to weaken.

Our interest rate calls, although directionally correct, have been a little off in magnitude. The short-term fed funds rate started the year at 2% and climbed to 3.75% at the end of the third quarter, surpassing our 3% estimate for the year. We believe there will be at least one more quarter point increase in the funds rate between now and the end of the year, and that longer-term bond yields may modestly increase as well.

Our target for growth in Gross Domestic Product (GDP)(1) for 2005 was 3.5%. Annualized GDP at the end of the third quarter was 3.3%. The shock of higher oil prices to the overall economy, costing 0.1% of growth in GDP for each $10 increase in the cost of a barrel of crude oil, contributed to our target rate being off by only 0.2%.

Given our estimation for oil prices at the beginning of this year, it is hard for us to take credit for the GDP forecast. We had oil falling to $30 a barrel by the end of the year. Given the current price for a barrel of oil hovers above $60, we feel that hitting this forecast by the end of 2005 has a zero percent probability. We failed to see the psychological effect that the continued conflict in Iraq would have on oil prices, as well as the devastation hurricanes Katrina and Rita would have on our ability to pump and refine oil from the Gulf Coast area. However, history supports the notion that oil prices can be very volatile over the short-run, but as prices go higher, people adjust their consumption patterns causing the demand for oil to eventually go down.

So what does all of this mean for the rest of 2005? We believe that U.S. stocks will continue to struggle, and a positive return year is a toss-up. International stocks should finish the year in positive territory, barring any huge terror event. U.S. bond short-term yields could move higher by at least 0.25%, as do longer rates. The dollar tops out between now and the end of the year, before modestly weakening in 2006. Oil prices, assuming no more hurricanes, should hover around $60 per barrel for the rest of the year, and then start to fall modestly as demand begins to ebb around the world.


/s/ Stephen Frantz
-------------------------------------
Stephen Frantz
Chief Investment Officer
sfrantz@fnni.com

(1)  DISCLOSURES

THE GROSS DOMESTIC PRODUCT (GDP) IS THE MEASURE OF THE MARKET VALUE OF THE GOODS AND SERVICES PRODUCED BY LABOR AND PROPERTY IN THE UNITED STATES.

SEMI-ANNUAL REPORT 2005                                  (FIRSTFOCUS FUNDS LOGO)
FIRST FOCUS FUNDS(SM)

PORTFOLIO COMPOSITION
SEPTEMBER 30, 2005 (UNAUDITED)

SHORT-INTERMEDIATE BOND FUND

SECURITY ALLOCATION   PERCENTAGE OF MARKET VALUE
-------------------   --------------------------
AGENCIES                         36.2%
CORPORATE BONDS                  32.9%
U.S. TREASURIES                  28.5%
CASH EQUIVALENTS                  2.4%
                                -----
TOTAL                           100.0%
                                =====

INCOME FUND

SECURITY ALLOCATION   PERCENTAGE OF MARKET VALUE
-------------------   --------------------------
MORTGAGE-BACKED                  35.9%
CORPORATE BONDS                  34.7%
AGENCIES                         17.5%
U.S. TREASURIES                  10.4%
FOREIGN BONDS                     1.2%
CASH EQUIVALENTS                  0.3%
                                -----
TOTAL                           100.0%
                                =====

NEBRASKA TAX-FREE FUND

SECURITY ALLOCATION   PERCENTAGE OF MARKET VALUE
-------------------   --------------------------
MUNICIPAL BONDS                  99.7%
CASH EQUIVALENTS                  0.3%
                                -----
TOTAL                           100.0%
                                =====

COLORADO TAX-FREE FUND

SECURITY ALLOCATION   PERCENTAGE OF MARKET VALUE
-------------------   --------------------------
MUNICIPAL BONDS                  95.1%
CASH EQUIVALENTS                  4.9%
                                -----
TOTAL                           100.0%
                                =====

BALANCED FUND

SECURITY ALLOCATION         PERCENTAGE OF MARKET VALUE
-------------------         --------------------------
INDUSTRIALS                            19.9%
U.S. TREASURY NOTES                    19.7%
INFORMATION TECHNOLOGY                13.0.%
CONSUMER DISCRETIONARY                 12.6%
HEALTH CARE                             8.7%
FINANCIALS                              7.7%
MATERIALS                               6.1%
CONSUMER STAPLES                        4.6%
ENERGY                                  3.3%
U.S. FEDERAL AGENCY NOTES               2.6%
CORPORATE BONDS                         1.8%
                                      -----
TOTAL                                 100.0%
                                      =====

CORE EQUITY FUND

SECURITY ALLOCATION      PERCENTAGE OF MARKET VALUE
-------------------      --------------------------
FINANCIALS                          17.1%
INFORMATION TECHNOLOGY              14.6%
ENERGY                              12.7%
INDUSTRIALS                         12.3%
CONSUMER DISCRETIONARY              11.6%
HEALTH CARE                          9.6%
CONSUMER STAPLES                     8.3%
CASH EQUIVALENTS                     6.3%
MATERIALS                            3.9%
UTILITIES                            1.9%
TELECOMMUNICATION                    1.7%
                                   -----
TOTAL                              100.0%
                                   =====

SEMI-ANNUAL REPORT 2005                                  (FIRSTFOCUS FUNDS LOGO)
First Focus Funds(SM)

PORTFOLIO COMPOSITION
SEPTEMBER 30, 2005 (UNAUDITED)

GROWTH OPPORTUNITIES FUND

SECURITY ALLOCATION      PERCENTAGE OF MARKET VALUE
-------------------      --------------------------
INDUSTRIALS                         29.3%
INFORMATION TECHNOLOGY              19.3%
CONSUMER DISCRETIONARY              14.3%
HEALTH CARE                         11.3%
MATERIALS                            8.4%
CONSUMER STAPLES                     6.3%
FINANCIALS                           6.2%
ENERGY                               4.9%
                                   -----
TOTAL                              100.0%
                                   =====

SMALL COMPANY FUND

SECURITY ALLOCATION      PERCENTAGE OF MARKET VALUE
-------------------      --------------------------
INDUSTRIALS                         17.8%
FINANCIALS                          13.2%
HEALTH CARE                         12.8%
CONSUMER DISCRETIONARY               9.7%
TECHNOLGY                            9.6%
CONSUMER STAPLES                     8.3%
ENERGY                               7.9%
UTILITIES                            6.4%
CASH EQUIVALENTS                     6.4%
BASIC MATERIALS                      5.8%
TRANSPORTATION                       2.1%
                                   -----
TOTAL                              100.0%
                                   =====

INTERNATIONAL EQUITY FUND

SECURITY ALLOCATION      PERCENTAGE OF MARKET VALUE
-------------------      --------------------------
UNITED KINGDOM                      24.7%
JAPAN                               20.4%
FRANCE                               8.4%
SWITZERLAND                          7.7%
OTHER COUNTRIES                      7.6%
GERMANY                              6.6%
NETHERLANDS                          3.5%
REPUBLIC OF KOREA                    3.3%
HONG KONG                            3.2%
SINGAPORE                            3.2%
AUSTRALIA                            2.6%
SPAIN                                2.1%
ITALY                                2.0%
IRELAND                              1.7%
NORWAY                               1.6%
TAIWAN                               1.4%
                                   -----
TOTAL                              100.0%
                                   =====

SEMI-ANNUAL REPORT
First Focus Funds(SM)

SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

SHORT-INTERMEDIATE BOND FUND

 SHARES OR
 PRINCIPAL
  AMOUNT                      SECURITY DESCRIPTION                      VALUE
----------                    --------------------                   -----------
CORPORATE BONDS 34.3%
             BANKS 3.7%
$1,100,000   Bank of New York Co., Inc., 6.375%,
             4/1/12                                                  $ 1,189,234
   960,000   Bank One Corp., 10.00%, 8/15/10                           1,161,398
                                                                     -----------
                                                                       2,350,632
                                                                     -----------
             COMPUTER SERVICES 5.4%
   989,000   Dell Computer, Inc., 6.55%, 4/15/08                       1,030,793
 1,175,000   Hewlett-Packard Co., 5.50%, 7/1/07                        1,192,978
 1,135,000   Oracle Corp., 6.91%, 2/15/07                              1,168,381
                                                                     -----------
                                                                       3,392,152
                                                                     -----------
             ENERGY 1.8%
 1,140,000   Wisconsin Electric Power, 6.625%,
             11/15/06 (L)                                              1,165,463
                                                                     -----------
             FINANCIAL SERVICES 10.5%
   760,000   AMBAC Financial Group, Inc.,
             9.375%, 8/1/11                                              920,862
 1,120,000   Block Financial Corp., 8.50%, 4/15/07                     1,181,348
 1,160,000   Countrywide Home Loan, 5.625%,
             7/15/09 (L)                                               1,188,122
 1,100,000   Deluxe Corp, 3.50%, 10/1/07                               1,067,105
 1,150,000   General Electric Capital Corp., 3.50%,
             8/15/07 (L)                                               1,130,048
 1,185,000   Household Finance Corp., 4.75%,
             7/15/13                                                   1,156,598
                                                                     -----------
                                                                       6,644,083
                                                                     -----------
             FOOD & BEVERAGE 0.7%
   420,000   Conagra Foods, Inc., 9.875%,
             11/15/05                                                    422,626
                                                                     -----------
             INDUSTRIAL 1.9%
 1,160,000   Rockwell International Corp., 6.15%,
             1/15/08                                                   1,191,187
                                                                     -----------
             MEDICAL SERVICES 1.9%
 1,170,000   Guidant Corp., 6.15%, 2/15/06                             1,177,600
                                                                     -----------
             OIL & GAS EXPLORATION SERVICES 3.3%
 1,075,000   Phillips Petroleum Co., 6.375%,
             3/30/09                                                   1,136,892
   800,000   United States Steel Corp., 9.375%,
             2/15/12                                                     984,626
                                                                     -----------
                                                                       2,121,518
                                                                     -----------
             RETAIL 1.7%
$1,050,000   Limited Brands, Inc., 6.125%,
             12/1/12 (L)                                             $ 1,064,842
                                                                     -----------
             TELECOM SERVICES 1.6%
 1,020,000   GTE Corp., 6.36%, 4/15/06                                 1,029,900
                                                                     -----------
             TRANSPORTATION SERVICES 1.8%
 1,120,000   Caliber System, 7.80%, 8/1/06                             1,145,099
                                                                     -----------
Total Corporate Bonds (Cost $21,727,546)                              21,705,102
                                                                     -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS 34.2%
             FANNIE MAE 11.9%
 2,500,000   5.00%, 1/15/07                                            2,518,920
 2,500,000   4.30%, 5/5/08                                             2,480,898
 2,575,000   4.50%, 8/4/08                                             2,558,463
                                                                     -----------
                                                                       7,558,281
                                                                     -----------
             FEDERAL FARM CREDIT BANK 4.3%
 2,780,000   2.70%, 11/24/06                                           2,727,669
                                                                     -----------
             FEDERAL HOME LOAN BANK 15.2%
 2,610,000   2.75%, 11/15/06                                           2,563,915
 2,250,000   4.25%, 3/24/08                                            2,230,250
 2,575,000   3.75%, 8/18/09 (L)                                        2,512,968
 2,375,000   4.00%, 3/24/11                                            2,298,235
                                                                     -----------
                                                                       9,605,368
                                                                     -----------
             FREDDIE MAC 2.8%
 1,700,000   6.94%, 3/21/07                                            1,761,683
                                                                     -----------
Total U.S. Government Agency Obligations (Cost $21,970,593)           21,653,001
                                                                     -----------
U.S. TREASURY OBLIGATIONS 28.1%
             U.S. TREASURY NOTES 28.1%
 4,900,000   6.50%, 10/15/06 (L)                                       5,015,037
 3,025,000   6.25%, 2/15/07 (L)                                        3,110,432
 6,250,000   4.375%, 5/15/07 (L)                                       6,270,750
 3,450,000   4.00%, 4/15/10 (L)                                        3,418,598
                                                                     -----------
Total U.S. Treasury Obligations (Cost $18,011,217)                    17,814,817
                                                                     -----------
INVESTMENT COMPANIES 2.4%
 1,532,342   Goldman Sachs Financial Square
             Funds, Treasury Obligations Fund                          1,532,342
                                                                     -----------
Total Investment Companies (Cost $1,532,342)                           1,532,342
                                                                     -----------

                                                         (FIRSTFOCUS FUNDS LOGO)

SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

SHORT-INTERMEDIATE BOND FUND (CONCLUDED)

 SHARES OR
 PRINCIPAL
   AMOUNT                     SECURITY DESCRIPTION                      VALUE
-----------                   --------------------                   -----------
POOL OF INVESTMENTS HELD AS COLLATERAL FOR LOANED
   SECURITIES 27.7%
$17,563,563   Securities Lending Quality Trust                       $17,563,563
                                                                     -----------
Total Investments Held As Collateral For Loaned Securities
(Cost $17,563,563)                                                    17,563,563
                                                                     -----------
Total (Cost $80,805,261) (a)                                         $80,268,825
                                                                     ===========

----------
Percentages indicated are based on net assets of $63,330,021.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $5,630 and by the amount of amortization/accretion recognized for financial reporting purposes of $1,184,976. Cost for federal income tax differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation                                            $    220,475
Unrealized depreciation                                              (1,947,517)
                                                                   ------------
Net unrealized appreciation (depreciation)                          ($1,727,042)
                                                                   ============

(L)  All or a portion of security is on loan.

See notes to financial statements.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

INCOME FUND

SHARES OR
PRINCIPAL
  AMOUNT                      SECURITY DESCRIPTION                      VALUE
---------                     --------------------                   -----------
CORPORATE BONDS 35.7%
             AEROSPACE & DEFENCE 1.6%
$ 885,000    United Technologies Corp., 6.50%,
             6/1/09                                                  $   941,730
                                                                     -----------
             BANKS 1.3%
  650,000    Bank One Corp., 10.00%, 8/15/10                             786,364
                                                                     -----------
             BREWERY 1.4%
  785,000    Anheuser-Busch Cos., Inc., 7.125%,
             7/1/17                                                      830,588
                                                                     -----------
             COMPUTER SERVICES 3.5%
  725,000    Dell Computer, Inc., 6.55%, 4/15/08                         755,637
  710,000    First Data Corp., 4.70%, 11/1/06                            710,474
  725,000    Hewlett-Packard Co., 5.50%, 7/1/07                          736,093
                                                                     -----------
                                                                       2,202,204
                                                                     -----------
             COSMETICS & TOILETRIES 1.6%
  900,000    Procter & Gamble Company, 6.875%,
             9/15/09                                                     974,803
                                                                     -----------
             ELECTRIC SERVICES 1.4%
  785,000    Union Electric, 6.75%, 5/1/08                               822,964
                                                                     -----------
             FINANCIAL SERVICES 13.5%
  750,000    Block Financial Corp., 8.50%, 4/15/07                       791,081
  800,000    CIT Group, Inc., 4.00%, 5/8/08                              786,482
  825,000    Citigroup, Inc., 3.50%, 2/1/08                              805,184
  765,000    Countrywide Financial, 4.25%,
             12/19/07                                                    757,574
  670,000    Deluxe Corp, 3.50%, 10/1/07                                 649,964
  875,000    General Electric Capital Corp., 6.00%,
             6/15/12                                                     931,373
  930,000    Goldman Sachs Group Inc., 6.125%,
             2/15/33                                                     968,019
  740,000    Household Finance Corp., 7.875%,
             3/1/07 (L)                                                  772,472
  835,000    Southtrust Bank, 6.125%, 1/9/28                             901,490
  850,000    Wells Fargo & Co., 5.125%, 2/15/07                          854,948
                                                                     -----------
                                                                       8,218,587
                                                                     -----------
             INSURANCE 2.7%
  725,000    Chubb Corp., 6.80%, 11/15/31                                818,662
  700,000    General Reinsurance Corp., 9.00%,
             9/12/09                                                     808,940
                                                                     -----------
                                                                       1,627,602
                                                                     -----------
             OIL & GAS EXPLORATION SERVICES 2.4%
  550,000    Laclede Gas Co., 6.50%, 11/15/10                            586,923
  625,000    Tosco Corp., 8.125%, 2/15/30                                848,918
                                                                     -----------
                                                                       1,435,841
                                                                     -----------
             PHARMACEUTICALS 1.3%
  750,000    Bristol-Myers Squibb Co., 5.75%,
             10/1/11                                                     786,699
                                                                     -----------
             REGIONAL AUTHORITIES 1.2%
$ 735,000    Ontario Province, 3.28%, 3/28/08                        $   712,495
                                                                     -----------
             RETAIL 2.3%
  580,000    GAP Inc., 9.55%, 12/15/08                                   652,669
  750,000    Limited Brands, Inc., 6.95%, 3/1/33                         730,256
                                                                     -----------
                                                                       1,382,925
                                                                     -----------
             TELECOM SERVICES 1.5%
  745,000    Motorola, Inc., 7.50%, 5/15/25 (L)                          897,175
                                                                     -----------
Total Corporate Bonds (Cost $21,365,307)                              21,619,977
                                                                     -----------
MORTGAGE-BACKED SECURITIES 35.9%
             FANNIE MAE 25.3%
1,479,807    5.00%, 4/1/13                                             1,485,660
1,607,340    4.50%, 6/1/13                                             1,588,598
2,077,317    5.50%, 11/1/16                                            2,108,252
1,829,210    5.00%, 5/1/18                                             1,825,690
2,254,678    5.00%, 8/1/18                                             2,250,339
1,639,342    5.00%, 4/1/34                                             1,607,069
2,114,647    5.00%, 5/1/34                                             2,073,016
2,331,949    5.25%, 5/25/35                                            2,332,364
                                                                     -----------
                                                                      15,270,988
                                                                     -----------
             FREDDIE MAC 10.6%
2,146,071    4.50%, 5/1/19                                             2,103,012
1,960,000    4.25%, 4/15/22                                            1,937,988
2,392,166    5.50%, 6/15/35                                            2,386,054
                                                                     -----------
                                                                       6,427,054
                                                                     -----------
Total Mortgage-Backed Securities (Cost $21,851,200)                   21,698,042
                                                                     -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS 17.3%
             FANNIE MAE 3.7%
1,500,000    4.50%, 8/4/08                                             1,490,367
  625,000    6.625%, 11/15/30                                            771,521
                                                                     -----------
                                                                       2,261,888
                                                                     -----------
             FEDERAL HOME LOAN BANK 6.9%
1,475,000    3.50%, 11/15/07                                           1,447,814
1,300,000    4.25%, 3/24/08                                            1,288,589
1,450,000    3.75%, 8/18/09                                            1,415,070
                                                                     -----------
                                                                       4,151,473
                                                                     -----------
             FREDDIE MAC 6.7%
1,550,000    4.375%, 1/25/10                                           1,528,646
1,550,000    4.75%, 10/11/12                                           1,538,886
  995,000    4.625%, 5/28/13                                             964,950
                                                                     -----------
                                                                       4,032,482
                                                                     -----------
Total U.S. Government Agency Obligations
(Cost $10,590,079)                                                    10,445,843
                                                                     -----------

                                                         (FIRSTFOCUS FUNDS LOGO)

SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

INCOME FUND (CONCLUDED)

SHARES OR
PRINCIPAL
  AMOUNT                      SECURITY DESCRIPTION                      VALUE
----------                    --------------------                   -----------
U.S. TREASURY OBLIGATIONS 10.3%
             U.S. TREASURY BONDS 4.8%
$2,575,000   5.50%, 8/15/28 (L)                                      $ 2,893,255
                                                                     -----------
             U.S. TREASURY NOTES 5.5%
   250,000   3.50%, 11/15/06 (L)                                         248,272
 3,000,000   6.125%, 8/15/07                                           3,104,648
                                                                     -----------
                                                                       3,352,920
                                                                     -----------
Total U.S. Treasury Obligations (Cost $6,265,556)                      6,246,175
                                                                     -----------
INVESTMENT COMPANIES 0.3%
   182,746   Goldman Sachs Financial Square
             Funds, Treasury Obligations Fund                            182,746
                                                                     -----------
Total Investment Companies (Cost $182,746)                               182,746
                                                                     -----------
POOL OF INVESTMENTS HELD AS COLLATERAL FOR LOANED
   SECURITIES 6.0%
 3,648,485   Securities Lending Quality Trust                          3,648,485
                                                                     -----------
Total Investments Held As Collateral For Loaned
Securities (Cost $3,648,485)                                           3,648,485
                                                                     -----------
Total (Cost $63,903,373) (a)                                         $63,841,268
                                                                     ===========

----------
Percentages indicated are based on net assets of $60,518,114.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $19,308 and by the amount of amortization/accretion recognized for financial reporting purposes of $440,712. Cost for federal income tax differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation                                             $   682,085
Unrealized depreciation                                              (1,204,210)
                                                                    -----------
Net unrealized appreciation (depreciation)                            ($522,125)
                                                                    ===========

(L)  All or a portion of security is on loan.

See notes to financial statements.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

NEBRASKA TAX-FREE FUND

 SHARES OR
 PRINCIPAL
  AMOUNT                      SECURITY DESCRIPTION                      VALUE
----------                    --------------------                   -----------
MUNICIPAL BONDS 98.8%
             NEBRASKA 98.8%
$1,000,000   Dawson County, School District,
             MBIA, 5.35%, 12/15/26                                   $ 1,036,710
   290,000   Dodge County, School District,
             5.75%, 12/15/13                                             323,501
 1,715,000   Dodge County, School District,
             MBIA, 5.45%, 12/15/15                                     1,888,746
   880,000   Dodge County, School District,
             MBIA, 5.60%, 12/15/17                                       975,401
 1,000,000   Douglas County, Henry Doorly Zoo
             Facility, RB, REF, 5.875%, 9/1/14                         1,097,440
 1,000,000   Douglas County, Hospital Authority
             Revenue, 2.00%, 11/15/05                                    997,740
 1,000,000   Douglas County, Nebraska School
             District, 3.00%, 11/1/10                                    973,960
   500,000   Douglas County, Nebraska School
             District, 5.00%, 9/1/15                                     548,260
   500,000   Douglas County, School District No. 1,
             GO, REF, 5.00%, 6/15/09                                     529,670
 1,960,000   Douglas County, School District No. 1,
             Series B, GO, 5.00%, 6/15/10                              2,096,671
   440,000   Douglas County, School District No. 1,
             Series B, GO, 4.90%, 12/15/17                               461,564
   575,000   Grand Island Nebraska Sanitation
             Sewer Revenue, 3.75%, 4/1/11                                584,131
   500,000   Hasting, Electric System, RB, REF,
             5.00%, 1/1/16                                               528,320
 1,000,000   Hasting, Electric System, RB, REF,
             5.00%, 1/1/19                                             1,049,480
   855,000   Lancaster County, Hospital
             Authority, Bryanlgh Medical Center
             Project, Series A, RB, AMBAC,
             5.00%, 6/1/19                                               896,083
 1,185,000   Lancaster County, School District
             No. 1, Lincoln Public School District,
             GO, 5.00%, 1/15/13                                        1,285,583
 1,480,000   Lancaster County, School District
             No. 1, Lincoln Public Schools, GO,
             5.25%, 7/15/17                                            1,595,603
 2,000,000   Lancaster County, School District
             No. 1, Lincoln Public Schools, GO,
             5.25%, 7/15/18                                            2,151,239
   500,000   Lincoln Nebraska GO, 2.80%, 6/15/11                         476,025
   500,000   Lincoln Nebraska GO, 3.00%, 6/15/12                         477,745
$2,000,000   Lincoln, Electric System, Power
             Supply Facility, Service A, RB,
             4.60%, 9/1/11                                           $ 2,078,300
 2,000,000   Lincoln, Parking Facility, Series A,
             RB, REF, 5.375%, 8/15/14                                  2,135,000
   815,000   Lincoln, Tax-Supported Antelope
             Project, RB, 4.50%, 9/15/14                                 849,686
   855,000   Lincoln, Tax-Supported Antelope
             Project, RB, 5.00%, 9/15/15                                 911,627
   110,000   Nebraska Elementary & Secondary
             Schools, 2.45%, 7/15/09                                     103,475
   115,000   Nebraska Elementary & Secondary
             Schools, 2.65%, 1/15/10                                     108,629
   300,000   Nebraska Public Power, 5.00%, 1/1/09                        316,380
 1,000,000   Nebraska Public Power, 5.00%, 1/1/12                      1,080,450
 1,000,000   Nebraska Public Power, 4.25%, 1/1/14                      1,031,530
   920,000   Nebraska State, Educational Finance
             Authority, Creighton University
             Project, RB, AMBAC, REF, 5.95%,
             1/1/11                                                      935,631
 2,000,000   Nebraska State, Educational Finance
             Authority, Creighton University
             Project, Series A, RB, AMBAC, REF,
             5.00%, 9/1/09                                             2,100,460
 1,000,000   Nebraska State, Educational Finance
             Authority, RB, REF, 5.15%, 4/1/22                         1,044,230
   500,000   Nebraska State, Municipal Energy
             Agency, Series A, RB, AMBAC, REF,
             5.00%, 4/1/14                                               535,700
   500,000   Nebraska State, Municipal Energy
             Agency, Series A, RB, AMBAC, REF,
             5.00%, 4/1/15                                               535,105
 1,000,000   Nebraska State, Municipal Energy
             Agency, Series A, RB, AMBAC, REF,
             5.25%, 4/1/16                                             1,086,880
 1,000,000   Nebraska State, Netc Facilities,
             Corp., RB, 4.50%, 4/1/09                                  1,031,580
 1,000,000   Nebraska State, Utility Corp.,
             Lincoln Project, RB, 5.25%, 1/1/23                        1,074,060
   525,000   Norris Public Power Distribution
             Nebraska Electric Revenue, 2.45%,
             1/1/09                                                      507,497

                                                         (FIRSTFOCUS FUNDS LOGO)

SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

NEBRASKA TAX-FREE FUND (CONCLUDED)

 SHARES OR
 PRINCIPAL
  AMOUNT                      SECURITY DESCRIPTION                      VALUE
----------                    --------------------                   -----------
MUNICIPAL BONDS (CONTINUED)
             NEBRASKA (CONTINUED)
$2,065,000   O'Neill, Hospital Authority, St.
             Anthony's Hospital Project, RB,
             6.25%, 9/1/12                                           $ 2,161,456
 1,530,000   Omaha Convention Hotel Corp.,
             5.50%, 4/1/14                                             1,687,575
 1,000,000   Omaha Convention Hotel Corp.,
             Convention Center 1st Tier, Series A,
             RB, AMBAC, 5.50%, 4/1/16                                  1,102,380
 1,635,000   Omaha Stadium Facilities Corp.,
             Rosenblatt Stadium Project, RB,
             5.25%, 11/1/16                                            1,795,001
 1,500,000   Omaha, Douglass Public Building,
             GO, 5.10%, 5/1/20                                         1,588,560
 1,300,000   Omaha, GO, 4.85%, 12/1/14                                 1,379,664
 2,000,000   Omaha, GO, REF, 5.00%, 12/1/10                            2,143,339
 1,440,000   Omaha, GO, REF, 5.00%, 12/1/11                            1,537,805
   705,000   Omaha, GO, REF, 5.00%, 12/1/12                              752,884
 1,135,000   Omaha, Housing Authority,
             Timbercreek Apartments, RB, 5.15%,
             11/20/22                                                  1,154,863
   570,000   Omaha, Special Obligation,
             Riverfront Redevelopment Project,
             Series A, RB, 4.375%, 2/1/10                                593,535
   580,000   Omaha, Special Obligation,
             Riverfront Redevelopment Project,
             Series A, RB, 4.50%, 2/1/11                                 609,354
 1,000,000   Papillion-La Vista, School District,
             4.90%, 12/1/22                                            1,026,000
 2,000,000   Phelps County, Hospital Authority,
             Phelps Memorial Health Center
             Project, Series B, RB, 4.75%, 7/1/12                      2,011,800
 1,000,000   University of Nebraska, Deferred
             Maintenance Project, RB, 5.25%,
             7/15/10                                                   1,051,570
 1,000,000   University of Nebraska, Medical
             Center Research Project, RB, 4.75%,
             2/15/10                                                   1,054,670
 1,000,000   University of Nebraska, Medical
             Center Research Project, RB, 5.00%,
             2/15/12                                                   1,078,330
                                                                     -----------
                                                                      60,168,878
                                                                     -----------
Total Municipal Bonds (Cost $58,214,639)                              60,168,878
                                                                     -----------

INVESTMENT COMPANIES (0.3%):
   212,675   Goldman Sachs Financial Square
             Funds, Tax-Free Money Market Fund                       $   212,675
                                                                     -----------
Total Investment Companies (Cost $212,675)                               212,675
                                                                     -----------
Total (Cost $58,427,314) (a)                                         $60,381,553
                                                                     ===========

----------
Percentages indicated are based on net assets of $60,905,122.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation                                              $2,140,586
Unrealized depreciation                                                (186,347)
                                                                     ----------
Net unrealized appreciation (depreciation)                           $1,954,239
                                                                     ==========

AMBAC - American Municipal Bond Assurance Corporation
GO - General Obligation
MBIA - Municipal Bond Insurance Association
RB - Revenue Bond
REF - Refunding

See notes to financial statements.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

COLORADO TAX-FREE FUND

 SHARES OR
 PRINCIPAL
  AMOUNT                      SECURITY DESCRIPTION                      VALUE
----------                    --------------------                   -----------
MUNICIPAL BONDS 94.2%
             COLORADO 94.2%
  $300,000   Adams 12 Five Star Schools, 3.90%, 12/15/17             $   297,972
   200,000   Adams 12 Five Star Schools Colorado, GO, 4.00%,
             12/15/15                                                    202,838
   200,000   Adams and Weld County School District No. 27J
             Brighton, 4.00%, 12/1/14                                    203,992
   250,000   Arrowhead Metropolitan District, 4.65%, 12/1/14             262,395
   200,000   Arvada, Sales & Use Tax Revenue, 3.50%, 12/1/13             197,754
   275,000   Aspen Sales Tax Revenue, 4.125%, 11/1/15                    281,720
   325,000   Aurora, 4.00%, 11/1/13                                      329,897
   120,000   Berthoud, Fire Protection District, 4.60%, 12/1/13          126,161
   350,000   Boulder County Maintenance Facility Project, 3.70%,
             11/1/14                                                     348,926
   600,000   Boulder County, Development Revenue, 4.20%, 9/1/13          617,051
   500,000   Boulder, Water & Sewer Revenue, 4.00%, 12/1/11              514,555
   400,000   Centennial Water and Sanitation District, Water &
             Sewer Revenue, 3.50%, 6/15/15                               389,380
   250,000   Colorado Health Facility Authority, 4.40%, 1/15/14          247,763
   190,000   Colorado Springs, Utility System, Sub-Lien,
             Improvement Facilities, 4.625%, 11/15/13                    196,299
   200,000   Colorado State Board Governors University Enterprise,
             4.00%, 12/1/15                                              201,154
   400,000   Colorado, Department of Transportation, 4.25%,
             6/15/13                                                     419,208
   250,000   Colorado, Educational & Cultural Facilities,
             University of Northern Colorado Student Housing,
             4.35%, 7/1/12                                               260,158
    40,000   Colorado, Water Resources & Power Development
             Authority, Clean Water, 5.00%, 9/1/12                        43,108
  $210,000   Colorado, Water Resources & Power Development
             Authority, Clean Water, 5.00%, 9/1/12                   $   228,068
   300,000   Colorado, Water Resources & Power Development
             Authority, Small Water, 4.30%, 11/1/12                      311,523
   300,000   Colorado, Water Resources & Power Development
             Authority, Small Water, 4.55%, 11/1/12                      311,880
   150,000   Colorado, Water Resources & Power Development
             Authority, Small Water, 5.45%, 11/1/12                      158,054
   300,000   Denver (City & County), Board Water Commission,
             4.30%, 9/1/12                                               310,590
   300,000   Denver (City & County), School District, 4.00%,
             12/1/14                                                     304,371
   300,000   Denver, Convention Center, XLCA, 3.25%, 12/1/14             284,376
   200,000   Eagle Garfield & Routt County Colorado School, GO,
             4.75%, 12/1/18                                              215,430
   100,000   El Paso County, School District, MBIA, 3.75%, 12/1/12       100,872
   230,000   El Paso County, School District, MBIA, 3.75%,
             12/15/14                                                    230,168
   250,000   El Paso County, School District, SAW, 5.00%, 12/1/16        265,048
   150,000   Fort Collins, Stormwater Utility Enterprise, Storm
             Drain, Refunding & Improvement, 5.00%, 12/1/10              155,480
   250,000   Fremont County, School District, 4.00%, 12/1/14             254,523
   100,000   Golden, Sales & Use Tax Revenue, Improvement, 4.80%,
             12/1/12                                                     106,511
   300,000   Golden, Sales & Use Tax Revenue, Improvement, 5.375%,
             12/1/15                                                     328,284
   400,000   Greeley Sales & Use Tax, 3.80%, 10/1/15                     399,012
   200,000   Highlands Ranch, Metro District No. 2, Colorado,
             5.00%, 6/15/15                                              217,944
   300,000   Jefferson County Municipal, 3.50%, 12/1/14                  293,313

                                                         (FIRSTFOCUS FUNDS LOGO)

SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

COLORADO TAX-FREE FUND (CONCLUDED)

 SHARES OR
 PRINCIPAL
  AMOUNT                      SECURITY DESCRIPTION                      VALUE
----------                    --------------------                   -----------
MUNICIPAL BONDS (CONTINUED)
             COLORADO (CONTINUED)
  $300,000   Jefferson County Open Space Sales Tax Revenue, 3.50%,
             11/1/14                                                 $   294,498
   500,000   Jefferson County Open Space Sales Tax Revenue, 5.00%,
             11/1/15                                                     532,805
   250,000   Lakewood, Sales & Use Tax Revenue, 4.65%, 12/1/11           258,865
   250,000   Longmont, Sales & Use Tax Revenue, 4.30%, 11/15/11          261,470
   300,000   Platte River, Power Authority, 4.125%, 6/1/11               309,221
   250,000   Pueblo Colorado Board Waterworks Water Revenue,
             4.125%, 11/1/15                                             256,110
   300,000   Pueblo County, School District No. 070, FGIC, 4.30%,
             12/1/13                                                     310,485
   200,000   Regional Transportation Sales Tax Revenue, 5.00%,
             11/1/15                                                     219,398
   200,000   Routt County, School District, 4.00%, 12/1/14               203,992
   200,000   Summit County, School District, 4.00%, 12/1/14              203,992
   130,000   Teller County, Library District, AMBAC, 4.65%,
             12/1/12                                                     137,397
   300,000   Thornton, Sales & Use Tax Revenue, FSA, 5.00%, 9/1/14       319,854
   300,000   University Colorado Enterprise Revenue Bonds, 4.50%,
             6/1/13                                                      316,065
   500,000   University Colorado Enterprise Revenue Bonds, 4.00%,
             6/1/14                                                      509,515
    50,000   Wray, Community Hospital District, 4.65%, 10/15/07           50,355
   250,000   Wray, Community Hospital District, 4.95%, 10/15/10          252,230
                                                                     -----------
                                                                      14,052,030
                                                                     -----------
Total Municipal Bonds (Cost $13,806,239)                              14,052,030
                                                                     -----------
INVESTMENT COMPANIES 4.6%
   692,000   Goldman Sachs Financial Square Funds, Tax-Free Money
             Market Fund                                                 692,000
                                                                     -----------
Total Investment Companies (Cost $692,000)                               692,000
                                                                     -----------

MONEY MARKET 0.2%
    26,598   Federated Tax-Free Trust Money Market                        26,598
                                                                     -----------
Total Money Market (Cost $26,598)                                         26,598
                                                                     -----------
Total (Cost $14,524,837) (a)                                         $14,770,628
                                                                     ===========

----------
Percentages indicated are based on net assets of $14,916,903.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation                                                $321,471
Unrealized depreciation                                                 (75,680)
                                                                       --------
Net unrealized appreciation (depreciation)                             $245,791
                                                                       ========

AMBAC - American Municipal Bond Assurance Corporation
FSA - Financial Security Assurance
GO - General Obligation
MBIA - Municipal Bond Insurance Association
SAW - St Aid Withholding
XLCA - XL Capital

See notes to financial statements.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

BALANCED FUND

 SHARES OR
 PRINCIPAL
  AMOUNT                      SECURITY DESCRIPTION                      VALUE
----------                    --------------------                   -----------
COMMON STOCKS 58.3%
             AEROSPACE & DEFENSE 1.2%
   $ 6,000   Alliant Techsystems, Inc. (b)                            $  447,900
                                                                      ----------
             AIR COURIER SERVICES 0.9%
     4,000   Fedex Corp.                                                 348,520
                                                                      ----------
             AUTOMOTIVE 0.9%
     5,000   Paccar, Inc.                                                339,450
                                                                      ----------
             BIOTECHNOLOGY 1.1%
    10,000   Biogen Idec, Inc. (b)                                       394,800
                                                                      ----------
             BUILDING & CONSTRUCTION 3.4%
    19,000   Chicago Bridge and Iron Co. - ADR (L)                       590,710
     6,500   Hovnanian Enterprises Inc., Class A (b)(L)                  332,800
     8,000   Toll Brothers, Inc. (b)                                     357,360
                                                                      ----------
                                                                       1,280,870
                                                                      ----------
             CHEMICALS 3.4%
     8,000   Praxair, Inc.                                               383,440
     7,000   Sigma-Aldrich Corp.                                         448,420
     5,000   The Scotts Miracle-Gro Co., Class A                         439,650
                                                                      ----------
                                                                       1,271,510
                                                                      ----------
             COMMERCIAL BANKS 2.1%
    14,000   Commerce Bancorp, Inc. (L)                                  429,660
     7,000   Wintrust Financial Corp. (L)                                351,820
                                                                      ----------
                                                                         781,480
                                                                      ----------
             COMMUNICATIONS 2.0%
     5,000   L-3 Communications Holdings, Inc.                           395,350
     5,000   Plantronics, Inc.                                           154,050
     7,500   Univision Communications, Inc.,
             Class A (b)                                                 198,975
                                                                      ----------
                                                                         748,375
                                                                      ----------
             ENTERTAINMENT & LEISURE 2.7%
     4,000   Carnival Corp.                                              199,920
     6,000   Harrah's Entertainment, Inc.                                391,140
    15,000   International Game Technology                               405,000
                                                                      ----------
                                                                         996,060
                                                                      ----------
             ENVIRONMENTAL SERVICES 0.9%
    10,000   Waste Connections, Inc. (b) (L)                             350,800
                                                                      ----------
             FOOD & BEVERAGE 2.3%
    16,000   Constellation Brands, Inc., Class A (b)                     416,000
    12,000   United Natural Foods, Inc. (b) (L)                          424,320
                                                                      ----------
                                                                         840,320
                                                                      ----------
             HEALTHCARE - SERVICES 1.2%
     5,000   Cerner Corp. (b) (L)                                        434,650
                                                                      ----------
             INDUSTRIAL 1.3%
     8,000   Nucor Corp.                                                 471,920
                                                                      ----------
             INFORMATION TECHNOLOGY SERVICES 4.3%
   $10,000   Affiliated Computer Services Inc.,
             Class A (b)                                                $546,000
     7,000   Checkfree Corp. (b)                                         264,740
     7,000   Cognizant Technology Solutions
             Corp. (b)                                                   326,130
    10,000   Fiserv, Inc. (b)                                            458,700
                                                                      ----------
                                                                       1,595,570
                                                                      ----------
             INSURANCE 2.5%
     5,000   AFLAC, Inc.                                                 226,500
     3,500   Everest Re Group Ltd.                                       342,650
     3,000   Triad Guaranty, Inc. (b) (L)                                117,660
     4,000   UnitedHealth Group, Inc.                                    224,800
                                                                      ----------
                                                                         911,610
                                                                      ----------
             INTERNET SECURITY 1.0%
    17,000   Symantec Corp. (b)                                          385,220
                                                                      ----------
             MANAGEMENT SERVICES 1.3%
     6,000   The Corporate Executive Board Co.                           467,880
                                                                      ----------
             MANUFACTURING - DIVERSIFIED 4.2%
     5,000   Aviall, Inc. (b)                                            168,900
     7,000   Danaher Corp.                                               376,810
     9,500   Eaton Corp.                                                 603,725
     5,000   Illinois Tool Works, Inc.                                   411,650
                                                                      ----------
                                                                       1,561,085
                                                                      ----------
             MEDICAL PRODUCTS 3.0%
     5,000   Biomet, Inc.                                                173,550
     7,000   Fisher Scientific International, Inc. (b)                   434,350
     4,800   Stryker Corp.                                               237,264
    10,000   VCA Antech, Inc. (b)                                        255,200
                                                                      ----------
                                                                       1,100,364
                                                                      ----------
             MEDICAL SERVICES 0.5%
     6,000   Medicis Pharmaceutical Corp.,
             Class A (L)                                                 195,360
                                                                      ----------
             MOTORCYCLES 0.5%
     4,000   Harley-Davidson, Inc.                                       193,760
                                                                      ----------
             OIL & GAS EXPLORATION SERVICES 2.5%
     5,000   Apache Corp.                                                376,100
     5,000   Valero Energy Corp.                                         565,300
                                                                      ----------
                                                                         941,400
                                                                      ----------
             PHARMACEUTICALS 1.0%
    10,000   Forest Laboratories, Inc. (b)                               389,700
                                                                      ----------
             RAILROADS 1.3%
    12,000   Norfolk Southern Corp.                                      486,720
                                                                      ----------

                                                         (FIRSTFOCUS FUNDS LOGO)

SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

BALANCED FUND (CONCLUDED)

 SHARES OR
 PRINCIPAL
  AMOUNT                      SECURITY DESCRIPTION                      VALUE
----------                    --------------------                   -----------
COMMON STOCKS (CONTINUED)
             RECREATIONAL VEHICLES 0.9%
$   10,000   Thor Industries, Inc. (L)                               $   340,000
                                                                     -----------
             RESTAURANTS 0.7%
     5,000   Starbucks Corp. (b)                                         250,500
                                                                     -----------
             RETAIL 3.0%
     7,500   Best Buy Co., Inc. (L)                                      326,475
     8,000   Jos. A. Bank Clothiers, Inc. (b) (L)                        345,760
     7,000   Lowe's Companies, Inc.                                      450,800
                                                                     -----------
                                                                       1,123,035
                                                                     -----------
             SEMICONDUCTOR EQUIPMENT 1.0%
     8,000   Marvell Technology Group
             Ltd. - ADR (b)                                              368,880
                                                                     -----------
             SOFTWARE 3.3%
    15,000   Adobe Systems, Inc.                                         447,750
    15,000   Citrix Systems, Inc. (b)                                    377,100
    20,000   Jack Henry & Associates, Inc. (L)                           388,000
                                                                     -----------
                                                                       1,212,850
                                                                     -----------
             SURETY INSURANCE 1.9%
    10,000   Ambac Financial Group, Inc.                                 720,600
                                                                     -----------
             TEXTILE - APPAREL 0.7%
     8,000   Coach, Inc. (b)                                             250,880
                                                                     -----------
             TRANSPORTATION 1.3%
    12,000   Landstar System, Inc.                                       480,360
                                                                     -----------
Total Common Stocks (Cost $15,785,244)                                21,682,429
                                                                     -----------
CORPORATE BONDS 1.4%
             AUTOMOTIVE 0.6%
   250,000   General Motors, 7.125%, 7/15/13                             213,125
                                                                     -----------
             FINANCIAL SERVICES 0.8%
   250,000   Ford Motor Credit Co., 7.375%,
             2/1/11                                                      239,126
    75,000   Ford Motor Credit Co., 7.00%, 10/1/13 (L)                    69,552
                                                                     -----------
                                                                         308,678
                                                                     -----------
Total Corporate Bonds (Cost $568,266)                                    521,803
                                                                     -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS 2.0%
             FANNIE MAE 2.0%
   125,000   7.25%, 1/15/10                                              138,076
   600,000   4.625%, 10/15/14                                            600,192
                                                                     -----------
Total U.S. Government Agency Obligations (Cost $725,682)                 738,268
                                                                     -----------
U.S. TREASURY OBLIGATIONS 15.1%
             U.S. TREASURY NOTES 15.1%
$1,500,000   3.50%, 5/31/07 (L)                                      $ 1,483,770
 1,050,000   5.00%, 8/15/11 (L)                                        1,091,057
   550,000   4.875%, 2/15/12 (L)                                         568,541
   250,000   4.375%, 8/15/12 (L)                                         251,475
   750,000   4.00%, 11/15/12                                             737,783
   500,000   4.25%, 8/15/13                                              498,281
 1,000,000   4.25%, 11/15/13 (L)                                         995,664
                                                                     -----------
Total U.S. Treasury Obligations (Cost $5,635,753)                      5,626,571
                                                                     -----------
INVESTMENT COMPANIES 3.9%
   121,266   Federated Trust U.S. Treasury
             Obligations Fund                                            121,266
 1,330,105   Goldman Sachs Financial Square
             Funds, Treasury Obligations Fund                          1,330,106
                                                                     -----------
Total Investment Companies (Cost $1,451,372)                           1,451,372
                                                                     -----------
POOL OF INVESTMENTS HELD AS COLLATERAL FOR
    LOANED SECURITIES 19.3%
 7,171,067   Securities Lending Quality Trust                          7,171,067
                                                                     -----------
Total Investments Held As Collateral For Loaned
   Securities (Cost $7,171,067)                                        7,171,067
                                                                     -----------
Total (Cost $31,337,384) (a)                                         $37,191,510
                                                                     ===========

----------
Percentages indicated are based on net assets of $30,101,358.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation                                              $6,058,073
Unrealized depreciation                                                (203,947)
                                                                     ----------
Net unrealized appreciation (depreciation)                           $5,854,126
                                                                     ==========

(b)  Non-income producing securities.

(L)  All or a portion of security is on loan.

ADR - American Depository Receipt

See notes to financial statements.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

CORE EQUITY FUND

 SHARES                       SECURITY DESCRIPTION                      VALUE
-------                       --------------------                   -----------
COMMON STOCKS 93.8%
             ADVERTISING 1.8%
    22,700   Omnicom Group, Inc.                                     $ 1,898,401
                                                                     -----------
             BANKS 5.9%
    48,200   Bank of America Corp.                                     2,029,220
    21,200   BB&T Corp.                                                  827,860
    19,200   Fifth Third Bancorp                                         705,216
    31,900   J.P. Morgan Chase & Co.                                   1,082,367
    43,500   National City Corp.                                       1,454,640
                                                                     -----------
                                                                       6,099,303
                                                                     -----------
             BROADCASTING 2.6%
    38,500   Gannett Co., Inc.                                         2,649,955
                                                                     -----------
             CHEMICALS 1.7%
    31,900   Air Products & Chemicals, Inc.                            1,758,966
                                                                     -----------
             COMMUNICATIONS 1.7%
    53,700   Verizon Communications, Inc.                              1,755,453
                                                                     -----------
             COMPUTER PRODUCTS 12.0%
   151,500   Hewlett-Packard Co.                                       4,423,800
    13,700   International Business Machines Corp.                     1,099,014
    99,900   Microsoft Corp.                                           2,570,427
   117,000   NCR Corp. (b)                                             3,733,470
    51,600   Vishay Intertechnology, Inc. (b)                            616,620
                                                                     -----------
                                                                      12,443,331
                                                                     -----------
             CONTAINERS & PACKAGING 2.2%
    85,100   Sonoco Products Co.                                       2,324,081
                                                                     -----------
             COSMETICS & TOILETRIES 2.0%
    34,300   Kimberly-Clark Corp.                                      2,041,879
                                                                     -----------
             DATA PROCESSING 2.2%
    57,900   First Data Corp.                                          2,316,000
                                                                     -----------
             ELECTRICAL EQUIPMENT 3.3%
    42,400   Emerson Electric Co.                                      3,044,320
    90,300   Sanmina-SCI Corp. (b)                                       387,387
                                                                     -----------
                                                                       3,431,707
                                                                     -----------
             ENERGY 1.9%
    10,700   DTE Energy Company                                          490,702
     4,200   Southern Co.                                                150,192
    64,900   XCEL Energy, Inc. (L)                                     1,272,689
                                                                     -----------
                                                                       1,913,583
                                                                     -----------
             FINANCIAL SERVICES 2.5%
    22,900   Fannie Mae                                                1,026,378
    62,800   H & R Block, Inc.                                         1,505,944
                                                                     -----------
                                                                       2,532,322
                                                                     -----------
             FOOD, BEVERAGES & TOBACCO 6.3%
    50,900   H.J. Heinz Co.                                            1,859,886
    44,700   Kraft Foods, Inc. (L)                                     1,367,373
    58,100   PepsiCo, Inc.                                             3,294,851
                                                                     -----------
                                                                       6,522,110
                                                                     -----------
             HOUSEHOLD PRODUCTS 3.2%
    15,500   3MCo.                                                   $ 1,137,080
    97,400   Newell Rubbermaid, Inc. (L)                               2,206,110
                                                                     -----------
                                                                       3,343,190
                                                                     -----------
             INSURANCE 8.4%
    29,800   American International Group, Inc.                        1,846,408
    41,700   Chubb Corp.                                               3,734,235
    57,700   SAFECO Corp.                                              3,080,026
                                                                     -----------
                                                                       8,660,669
                                                                     -----------
             MACHINERY 6.1%
    91,800   Ingersoll Rand Company Ltd. - Class A                     3,509,514
    44,100   Parker Hannifin Corp.                                     2,836,071
                                                                     -----------
                                                                       6,345,585
                                                                     -----------
             MEDICAL SERVICES 9.6%
    82,100   Abbott Laboratories                                       3,481,040
    11,400   Becton, Dickinson & Company                                 597,702
    41,800   Boston Scientific Corp. (b)                                 976,866
    48,200   Bristol-Myers Squibb Company                              1,159,692
    25,500   Medtronic, Inc.                                           1,367,310
    42,400   Pfizer, Inc.                                              1,058,728
    18,800   Zimmer Holdings, Inc. (b)                                 1,295,132
                                                                     -----------
                                                                       9,936,470
                                                                     -----------
             OIL & GAS EXPLORATION SERVICES 12.8%
    59,700   Burlington Resources, Inc.                                4,854,803
    60,342   ChevronTexaco Corp.                                       3,905,938
    40,900   Exxon Mobil Corp.                                         2,598,786
    29,300   Transocean, Inc. (b)                                      1,796,383
                                                                     -----------
                                                                      13,155,910
                                                                     -----------
             REAL ESTATE INVESTMENT TRUSTS 1.8%
    49,000   Equity Residential Properties Trust                       1,854,650
                                                                     -----------
             RETAIL 1.5%
    26,900   Office Depot, Inc. (b)                                      798,930
    13,900   Target Corp.                                                721,827
                                                                     -----------
                                                                       1,520,757
                                                                     -----------
             TOYS & GAMES 2.2%
   136,000   Mattel, Inc.                                              2,268,480
                                                                     -----------
             TRANSPORTATION 2.1%
    30,200   Union Pacific Corp.                                       2,165,340
                                                                     -----------
Total Common Stocks (Cost $65,820,041)                                96,938,142
                                                                     -----------

                                                         (FIRSTFOCUS FUNDS LOGO)

SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

CORE EQUITY FUND (CONCLUDED)

  SHARES                     SECURITY DESCRIPTION                       VALUE
---------                    --------------------                   ------------
INVESTMENT COMPANIES 5.7%
1,188,696   Federated Trust U.S. Treasury
            Obligations Fund                                        $  1,188,696
4,706,451   Goldman Sachs Financial Square
            Funds, Treasury Obligations Fund                           4,706,451
                                                                    ------------
Total Investment Companies (Cost $5,895,147)                           5,895,147
                                                                    ------------

POOL OF INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES 3.7%
3,792,950   Securities Lending Quality Trust                           3,792,950
                                                                    ------------
Total Investments Held As Collateral For Loaned
   Securities (Cost $3,792,950)                                        3,792,950
                                                                    ------------
Total (Cost $75,508,138) (a)                                        $106,626,239
                                                                    ============

----------
Percentages indicated are based on net assets of $103,329,825.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $292,074. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation                                             $33,501,343
Unrealized depreciation                                              (2,675,316)
                                                                    -----------
Net unrealized appreciation (depreciation)                          $30,826,027
                                                                    ===========

(b)  Non-income producing securities.

(L)  All or a portion of security is on loan.

See notes to financial statements.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

GROWTH OPPORTUNITIES FUND

  SHARES                      SECURITY DESCRIPTION                      VALUE
----------                    --------------------                   -----------
COMMON STOCKS 99.6%
             AEROSPACE & DEFENSE 2.9%
    27,900   Alliant Techsystems, Inc. (b)                            $2,082,735
                                                                      ----------
             AIR COURIER SERVICES 2.0%
    17,000   Fedex Corp.                                               1,481,210
                                                                      ----------
             AUTOMOTIVE 1.9%
    20,000   Paccar, Inc.                                              1,357,800
                                                                      ----------
             BIOTECHNOLOGY 2.2%
    40,000   Biogen Idec, Inc. (b)                                     1,579,200
                                                                      ----------
             BUILDING & CONSTRUCTION 5.8%
    60,000   Chicago Bridge and Iron Co. - ADR                         1,865,400
    20,000   Hovnanian Enterprises Inc.,
             Class A (b) (L)                                           1,024,000
    30,000   Toll Brothers, Inc. (b)                                   1,340,100
                                                                      ----------
                                                                       4,229,500
                                                                      ----------
             CHEMICALS 6.4%
    30,000   Praxair, Inc.                                             1,437,900
    24,000   Sigma-Aldrich Corp.                                       1,537,440
    19,000   The Scotts Miracle-Gro Co., Class A                       1,670,670
                                                                      ----------
                                                                       4,646,010
                                                                      ----------
             COMMERCIAL BANKS 3.4%
    40,000   Commerce Bancorp, Inc. (L)                                1,227,600
    25,000   Wintrust Financial Corp.                                  1,256,500
                                                                      ----------
                                                                       2,484,100
                                                                      ----------
             COMMUNICATIONS 4.8%
    19,000   L-3 Communications Holdings, Inc.                         1,502,330
    37,700   Plantronics, Inc. (L)                                     1,161,537
    31,000   Univision Communications, Inc., Class A (b)                 822,430
                                                                      ----------
                                                                       3,486,297
                                                                      ----------
             ENTERTAINMENT & LEISURE 3.2%
    17,000   Carnival Corp.                                              849,660
    23,000   Harrah's Entertainment, Inc.                              1,499,370
                                                                      ----------
                                                                       2,349,030
                                                                      ----------
             ENVIRONMENTAL SERVICES 1.8%
    37,000   Waste Connections, Inc. (b)                               1,297,960
                                                                      ----------
             FOOD & BEVERAGE 4.2%
    50,000   Constellation Brands, Inc., Class A (b)                   1,300,000
    50,000   United Natural Foods, Inc. (b)                            1,768,000
                                                                      ----------
                                                                       3,068,000
                                                                      ----------
             HEALTHCARE - SERVICES 2.4%
    20,000   Cerner Corp. (b) (L)                                      1,738,600
                                                                      ----------
             INDUSTRIAL 2.0%
    25,000   Nucor Corp.                                               1,474,750
                                                                      ----------
             INFORMATION TECHNOLOGY SERVICES 7.8%
    25,000   Affiliated Computer Services Inc., Class A (b)           $1,365,000
    35,000   Checkfree Corp. (b)                                       1,323,700
    25,000   Cognizant Technology Solutions Corp. (b)                  1,164,750
    40,000   Fiserv, Inc. (b)                                          1,834,800
                                                                      ----------
                                                                       5,688,250
                                                                      ----------
             INSURANCE 2.8%
    12,000   Everest Re Group Ltd.                                     1,174,800
    22,000   Triad Guaranty, Inc. (b) (L)                                862,840
                                                                      ----------
                                                                       2,037,640
                                                                      ----------
             INTERNET SECURITY 1.8%
    57,200   Symantec Corp. (b)                                        1,296,152
                                                                      ----------
             MANAGEMENT SERVICES 2.0%
    19,000   The Corporate Executive Board Co.                         1,481,620
                                                                      ----------
             MANUFACTURING - DIVERSIFIED 8.0%
    15,000   Aviall, Inc. (b)                                            506,700
    25,000   Danaher Corp.                                             1,345,750
    36,000   Eaton Corp.                                               2,287,800
    20,000   Illinois Tool Works, Inc.                                 1,646,600
                                                                      ----------
                                                                       5,786,850
                                                                      ----------
             MEDICAL PRODUCTS 5.0%
    20,000   Biomet, Inc.                                                694,200
    22,000   Fisher Scientific International, Inc. (b)                 1,365,100
    16,000   Stryker Corp.                                               790,880
    30,000   VCA Antech, Inc. (b)                                        765,600
                                                                      ----------
                                                                       3,615,780
                                                                      ----------
             MEDICAL SERVICES 0.9%
    20,000   Medicis Pharmaceutical Corp., Class A (L)                   651,200
                                                                      ----------
             MOTORCYCLES 1.3%
    20,000   Harley-Davidson, Inc. (L)                                   968,800
                                                                      ----------
             OIL & GAS EXPLORATION SERVICES 4.9%
    20,000   Apache Corp.                                              1,504,400
    18,000   Valero Energy Corp.                                       2,035,080
                                                                      ----------
                                                                       3,539,480
                                                                      ----------
             PHARMACEUTICALS 1.9%
    36,000   Forest Laboratories, Inc. (b)                             1,402,920
                                                                      ----------
             RAILROADS 2.5%
    45,500   Norfolk Southern Corp.                                    1,845,480
                                                                      ----------
             RECREATIONAL VEHICLES 1.6%
    35,000   Thor Industries, Inc.                                     1,190,000
                                                                      ----------

                                                         (FIRSTFOCUS FUNDS LOGO)

SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

GROWTH OPPORTUNITIES FUND (CONCLUDED)

  SHARES                      SECURITY DESCRIPTION                      VALUE
----------                    --------------------                   -----------
             RESTAURANTS 1.4%
    20,400   Starbucks Corp. (b)                                     $ 1,022,040
                                                                     -----------
             RETAIL 3.3%
    27,000   Best Buy Co., Inc.                                        1,175,310
    29,000   Jos. A. Bank Clothiers, Inc. (b) (L)                      1,253,380
                                                                     -----------
                                                                       2,428,690
                                                                     -----------
             SEMICONDUCTOR EQUIPMENT 2.1%
    33,000   Marvell Technology Group Ltd. - ADR (b)                   1,521,630
                                                                     -----------
             SOFTWARE 5.8%
    45,000   Adobe Systems, Inc.                                       1,343,250
    58,000   Citrix Systems, Inc. (b)                                  1,458,120
    75,000   Jack Henry & Associates, Inc.                             1,455,000
                                                                     -----------
                                                                       4,256,370
                                                                     -----------
             TEXTILE-APPAREL 1.3%
    30,000   Coach, Inc. (b)                                             940,800
                                                                     -----------
             TRANSPORTATION 2.2%
    40,000   Landstar System, Inc.                                     1,601,200
                                                                     -----------
Total Common Stocks (Cost $49,682,004)                                72,550,094
                                                                     -----------
INVESTMENT COMPANIES 0.3%
   207,997   Goldman Sachs Financial Square
             Funds, Treasury Obligations Fund                            207,997
Total Investment Companies (Cost $207,997)                               207,997
                                                                     -----------

POOL OF INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES 10.4%
 7,541,775   Securities Lending Quality Trust                        $ 7,541,775
Total Investments Held As Collateral For Loaned
   Securities (Cost $7,541,775)                                        7,541,775
                                                                     -----------
Total (Cost $57,431,776) (a)                                         $80,299,866
                                                                     ===========

----------
Percentages indicated are based on net assets of $72,807,565.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation                                             $23,163,664
Unrealized depreciation                                                (295,574)
                                                                    -----------
Net unrealized appreciation (depreciation)                          $22,868,090
                                                                    ===========

(b)  Non-income producing securities.

(L)  All or a portion of security is on loan.

ADR - American Depository Receipt

See notes to financial statements.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

SMALL COMPANY FUND

  SHARES                      SECURITY DESCRIPTION                       VALUE
----------                    --------------------                    ----------
COMMON STOCKS 96.1%
             AUTOMOTIVE 1.0%
    16,400   Clarcor, Inc. (L)                                        $  471,008
                                                                      ----------
             BANKS 10.1%
    25,100   Bancorpsouth, Inc. (L)                                      573,535
    52,200   Bank Mutual Corp. (L)                                       559,584
    22,200   Cullen/Frost Bankers, Inc.                                1,095,348
    20,400   Gold Banc Corp., Inc.                                       303,960
    14,000   Greater Bay Bancorp                                         344,960
    13,087   National Penn Bancshares, Inc. (L)                          325,735
    16,800   United Bankshares, Inc.                                     587,160
    25,600   Wilmington Trust Corp.                                      933,120
                                                                      ----------
                                                                       4,723,402
                                                                      ----------
             CHEMICALS 2.9%
    21,900   Albemarle Corp.                                             825,630
    22,400   Arch Chemicals, Inc. (L)                                    520,800
                                                                      ----------
                                                                       1,346,430
                                                                      ----------
             COMPUTER PRODUCTS 2.5%
    24,100   Avocent Corp. (b)                                           762,524
    15,400   Transaction Systems Architects, Inc., Class A (b)           428,890
                                                                      ----------
                                                                       1,191,414
                                                                      ----------
             CONTAINERS & PACKAGING 1.3%
    16,500   Ball Corp.                                                  606,210
                                                                      ----------
             DIVERSIFIED MANUFACTURING 11.3%
    18,000   Barnes Group, Inc. (L)                                      645,480
    16,300   Modine Manufacturing Co.                                    597,884
    16,400   Teleflex, Inc.                                            1,156,200
    27,700   Trinity Industries, Inc. (L)                              1,121,573
    21,600   Valmont Industries, Inc.                                    634,176
    53,400   Worthington Industries, Inc. (L)                          1,123,002
                                                                      ----------
                                                                       5,278,315
                                                                      ----------
             ELECTRICAL COMPONENTS & EQUIPMENT 3.6%
    65,052   Entegris, Inc. (b)                                          735,088
     9,000   Hubbell, Inc., Class B                                      422,370
    19,000   Littlefuse, Inc. (b)                                        534,470
                                                                      ----------
                                                                       1,691,928
                                                                      ----------
             FINANCIAL SERVICES 0.5%
     3,000   ASTA Funding, Inc. (L)                                       91,080
     3,300   Fair Isaac Corp. (L)                                        147,840
                                                                      ----------
                                                                         238,920
                                                                      ----------
             FOOD, BEVERAGES & TOBACCO 5.3%
    34,600   Corn Products International, Inc.                           697,882
    14,000   Lance, Inc.                                                 244,440
    12,300   Molson Coors Brewing Company (L)                            787,323
    27,400   Sensient Technologies Corp.                                 519,230
     5,800   Weis Markets, Inc. (L)                                      232,058
                                                                      ----------
                                                                       2,480,933
                                                                      ----------
             HOME FURNISHINGS 0.4%
     5,800   Ethan Allen Interiors, Inc. (L)                          $  181,830
                                                                      ----------
             HOUSEHOLD PRODUCTS 2.4%
    16,700   Church & Dwight Co., Inc.                                   616,898
    19,800   WD-40 Co.                                                   524,898
                                                                      ----------
                                                                       1,141,796
                                                                      ----------
             INSURANCE 2.1%
    23,400   Arthur J. Gallagher & Co. (L)                               674,154
     7,100   First American Corp.                                        324,257
                                                                      ----------
                                                                         998,411
                                                                      ----------
             MACHINERY 5.2%
    18,600   Engineered Support Systems, Inc.                            763,344
    30,400   Stewart & Stevenson Services, Inc.                          725,040
    11,200   Tecumseh Products Co., Class A (L)                          241,024
    17,300   Tennant Co.                                                 708,954
                                                                      ----------
                                                                       2,438,362
                                                                      ----------
             MEDICAL SERVICES 13.1%
     8,200   Cambrex Corp.                                               155,472
     7,900   Conor Medsystems, Inc. (b) (L)                              185,650
    11,200   Datascope Corp.                                             347,424
     8,500   Edwards Lifesciences Corp. (b)                              377,485
    57,100   K-V Pharmaceutical Co., Class A (b) (L)                   1,014,667
     4,300   Kyphon, Inc. (b) (L)                                        188,942
     7,600   LabOne, Inc. (b) (L)                                        330,600
    18,700   Medicis Pharmaceutical Corp., Class A (L)                   608,872
    38,300   Steris Corp.                                                911,157
    37,000   West Pharmaceutical Services, Inc.                        1,097,790
    37,200   Zoll Medical Corp. (b) (L)                                  976,500
                                                                      ----------
                                                                       6,194,559
                                                                      ----------
             NETWORKING PRODUCTS 0.6%
     7,300   Safenet, Inc. (b) (L)                                       265,063
                                                                      ----------
             PAPER PRODUCTS 1.5%
    51,300   Glatfelter (L)                                              722,817
                                                                      ----------
             PETROLEUM REFINING 8.1%
    14,300   Newfield Exploration Co. (b)                                702,130
    45,800   St. Mary Land & Exploration Co.                           1,676,280
    28,800   Tidewater, Inc.                                           1,401,696
                                                                      ----------
                                                                       3,780,106
                                                                      ----------
             PRINTING & PUBLISHING 2.1%
    60,500   Journal Register Co.                                        978,890
                                                                      ----------
             REAL ESTATE INVESTMENT TRUSTS 1.2%
     6,300   Home Properties of New York, Inc.                           247,275
     6,700   Mack-Cali Realty Corp.                                      301,098
                                                                      ----------
                                                                         548,373
                                                                      ----------

                                                         (FIRSTFOCUS FUNDS LOGO)

SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

SMALL COMPANY FUND (CONCLUDED)

  SHARES                      SECURITY DESCRIPTION                      VALUE
----------                    --------------------                   -----------
COMMON STOCKS (CONTINUED)
             RETAIL 8.3%
    12,200   Ann Taylor Stores Corp. (b)                             $   323,910
    66,200   Casey's General Stores, Inc.                              1,535,840
    21,100   Christopher & Banks Corp. (L)                               292,657
    47,000   Hasbro, Inc.                                                923,550
    36,900   J. Jill Group, Inc. (b) (L)                                 583,758
    13,400   Paxar Corp. (b)                                             225,790
                                                                     -----------
                                                                       3,885,505
                                                                     -----------
             SEMICONDUCTORS 3.3%
    81,100   Kemet Corp. (b) (L)                                         679,618
     9,500   Park Electrochemical Corp.                                  253,175
    65,300   SBS Technologies, Inc. (b)                                  628,839
                                                                     -----------
                                                                       1,561,632
             TELECOMMUNICATION 0.6%
     7,588   West Corp. (b)                                              283,715
                                                                     -----------
             TRANSPORTATION 2.1%
    56,800   Werner Enterprises, Inc.                                    982,072
                                                                     -----------
             UTILITIES 6.6%
    12,300   Black Hills Corp. (L)                                       533,451
    20,600   IDACORP, Inc.                                               620,678
    30,900   OGE Energy Corp.                                            868,290
    18,300   WPS Resources Corp.                                       1,057,740
                                                                     -----------
                                                                       3,080,159
                                                                     -----------
Total Common Stocks (Cost $32,698,324)                                45,071,850
                                                                     -----------
INVESTMENT COMPANIES 3.5%
 1,623,222   Goldman Sachs Financial Square Funds, Treasury
             Obligations Fund                                          1,623,222
                                                                     -----------
Total Investment Companies (Cost $1,623,222)                           1,623,222
                                                                     -----------
POOL OF INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES 22.5%
10,578,357   Securities Lending Quality Trust                        $10,578,357
                                                                     -----------
Total Investments Held As Collateral For Loaned
   Securities (Cost $10,578,357)                                      10,578,357
                                                                     -----------
Total (Cost $44,899,903) (a)                                         $57,273,429
                                                                     ===========

----------
Percentages indicated are based on net assets of $46,914,056.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $447,307 and by the amount of amortization/accretion recognized for financial reporting purposes of ($5,694). Cost for federal income tax differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation                                             $13,740,470
Unrealized depreciation                                              (1,808,557)
                                                                    -----------
Net unrealized appreciation (depreciation)                          $11,931,913
                                                                    ===========

(b)  Non-income producing securities.

(L)  All or a portion of security is on loan.

See notes to financial statements.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

INTERNATIONAL EQUITY FUND

  SHARES                      SECURITY DESCRIPTION                       VALUE
----------                    --------------------                    ----------
FOREIGN STOCK 94.5%
             AUSTRALIA 2.5%
    31,100   BHP Billiton, Ltd.                                       $  527,561
     9,556   Rio Tinto, Ltd.                                             430,863
                                                                      ----------
                                                                         958,424
                                                                      ----------
             AUSTRIA 0.6%
     5,425   Wienerberger AG                                             213,766
                                                                      ----------
             FINLAND 0.7%
    16,074   Nokia OYJ                                                   269,268
                                                                      ----------
             FRANCE 8.3%
    12,923   Axa                                                         354,697
     6,658   BNP Paribas                                                 506,061
     9,492   Publicis Groupe                                             302,047
     2,809   Renault SA                                                  265,997
     3,972   Sanofi-Aventis SA                                           328,156
     4,207   Societe Generale                                            480,027
     3,402   Total SA                                                    928,431
                                                                      ----------
                                                                       3,165,416
                                                                      ----------
             GERMANY 6.5%
     2,528   Allianz AG                                                  341,462
     4,023   BASF AG                                                     302,638
     3,837   Deutsche Bank AG                                            359,423
     3,256   E.ON AG                                                     299,717
     7,685   Hannover Rueckversicherungs                                 265,510
       322   Porsche AG                                                  247,222
     1,822   SAP AG                                                      315,289
     4,317   Siemens AG                                                  332,795
                                                                      ----------
                                                                       2,464,056
                                                                      ----------
             HONG KONG 3.2%
    34,000   Cheung Kong (Holdings), Ltd.                                383,957
    55,000   China Mobile Hong Kong, Ltd.                                269,431
   284,000   Intergrated Distribution Services Group, Ltd.               316,691
   398,000   Midland Holdings, Ltd.                                      230,885
                                                                      ----------
                                                                       1,200,964
                                                                      ----------
             IRELAND 1.6%
    10,343   DCC Plc                                                     205,083
    11,648   Irish Life & Permanent Plc                                  212,061
    25,521   Ryanair Holdings Plc (b)                                    208,548
                                                                      ----------
                                                                         625,692
                                                                      ----------
             ITALY 1.9%
    20,301   Bulgari S.P.A.                                              228,345
    21,644   Mediaset                                                    256,066
    44,295   Unicredito Italiano SPA                                     249,647
                                                                      ----------
                                                                         734,058
                                                                      ----------
             JAPAN 20.3%
     3,500   Aiful Corp.                                              $  293,260
     7,500   Astellas Pharma Inc.                                        282,159
     7,900   CANON, Inc.                                                 426,670
     8,300   Honda Motor Co., Ltd.                                       469,480
     2,100   Hoya Corp.                                                   69,753
     6,300   HOYA Corp. (b)                                              214,256
     1,200   Keyence Corp.                                               301,744
    26,000   KOMATSU, Ltd.                                               354,150
    38,000   Kubota Corp.                                                263,154
    72,000   Marubeni Corp.                                              334,943
        46   Mitsubishi Tokyo Financial Group, Inc.                      603,877
    19,000   Mitsui Fudosan Co., Ltd.                                    285,753
        78   Mizuho Financial Group, Inc.                                496,176
     2,200   Nidec Corp.                                                 130,837
     2,200   NIDEC Corp. (b)                                             129,286
    25,500   Nikko Cordial Corporation                                   294,991
    42,000   Nippon Yusen                                                281,604
     1,700   Orix Corp.                                                  307,048
    23,000   Sharp Corp.                                                 333,145
     2,000   SMC Corp.                                                   266,256
     6,100   Takeda Chemical Industries, Ltd.                            363,313
    17,100   Toyota Motor Corp.                                          783,435
     4,800   Yamada Denki Co., Ltd.                                      364,969
                                                                      ----------
                                                                       7,650,259
                                                                      ----------
             NETHERLANDS 3.5%
    10,964   ABN Amro Holding NV                                         262,588
    17,709   Aegon N.V.                                                  262,821
     4,249   Hunter Douglas                                              202,302
    12,101   ING Groep NV                                                360,346
     6,023   Randstad Holding NV                                         231,178
                                                                      ----------
                                                                       1,319,235
                                                                      ----------
             NORWAY 1.5%
    12,282   Statoil ASA                                                 304,809
    20,820   Tandberg ASA                                                278,223
                                                                      ----------
                                                                         583,032
                                                                      ----------
             SINGAPORE 3.6%
   390,000   Bio-Treat Technology, Ltd.                                  239,759
   450,000   China Sky Chemical Fibre Co. (b)                            146,303
   225,000   Goodpack, Ltd.                                              220,784
   467,000   Raffles Education Corp, Ltd. (b)                            237,406
    96,005   Singapore Press Holdings, Ltd.                              262,186
   694,000   Tat Hong Holdings, Ltd.                                     246,143
                                                                      ----------
                                                                       1,352,581
                                                                      ----------

                                                         (FIRSTFOCUS FUNDS LOGO)

SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

INTERNATIONAL EQUITY FUND (CONCLUDED)

  SHARES                      SECURITY DESCRIPTION                      VALUE
----------                    --------------------                   -----------
FOREIGN STOCK (CONTINUED)
             SOUTH KOREA 3.3%
     8,597   Hyundai Motor Company, Ltd. - GDR                       $   336,369
     5,219   Kookmin Bank - ADR                                          309,226
     1,266   Samsung Electronics - GDR                                   360,177
    11,000   SK Telecom Co., Ltd. - ADR                                  240,240
                                                                     -----------
                                                                       1,246,012
                                                                     -----------
             SPAIN 2.0%
    21,178   Banco Bilbao Vizcaya SA                                     371,312
    24,769   Telefonica SA                                               405,400
                                                                     -----------
                                                                         776,712
                                                                     -----------
             SWEDEN 0.7%
    21,015   AB SKF, Class B                                             273,831
                                                                     -----------
             SWITZERLAND 7.6%
    35,035   ABB, Ltd. (b)                                               256,090
     7,698   Credit Suisse Group                                         340,825
     1,531   Nestle SA                                                   448,346
    11,792   Novartis AG                                                 598,165
     2,543   Roche Holding AG                                            353,293
     7,355   UBS AG                                                      625,134
     1,583   Zurich Financial Services AG                                269,704
                                                                     -----------
                                                                       2,891,557
                                                                     -----------
             TAIWAN 1.4%
    28,651   Hon Hai Precision Industry Co., Ltd.                        266,780
    32,756   Taiwan Semiconductor Manufacturing
             Company, Ltd.                                               269,254
                                                                     -----------
                                                                         536,034
                                                                     -----------
             THAILAND 0.8%
    26,000   PTT Exploration & Production Public
             Company Ltd.                                                296,636
 2,214,100   TMB Bank Public Company, Ltd. (b)                                 0
                                                                     -----------
                                                                         296,636
                                                                     -----------
             UNITED KINGDOM 24.5%
    12,848   Anglo American Plc                                          382,934
    30,920   Aviva Plc                                                   339,454
    46,448   Barclays Plc                                                469,379
    92,103   BP Plc                                                    1,093,988
    25,055   Glaxosmithkline Plc                                         637,179
    17,507   GUS Plc                                                     263,831
    21,453   HBOS Plc                                                    322,919
    48,392   Hilton Group plc                                            268,408
    51,826   HSBC Holdings Plc                                           838,143
     6,551   Inchcape Plc                                                252,904
   132,607   Legal & General Group Plc                                   265,439
    11,607   Reckitt Benckiser Plc                                       353,520
    40,257   Reuters Group Plc                                       $   265,708
    42,866   Rolls-Royce Group Plc (b)                                   282,361
   150,989   Royal & Sun Allicance Insurance Group Plc                   258,297
    22,379   Royal Bank of Scotland Group Plc                            635,036
    28,688   Royal Dutch Shell Plc                                       990,626
    13,735   Schroders Plc                                               223,822
    54,807   Tesco Plc                                                   299,156
    46,274   Tomkins Plc                                                 235,850
   229,512   Vodafone Group Plc                                          597,034
                                                                     -----------
                                                                       9,275,988
                                                                     -----------
Total Foreign Stock (Cost $30,955,643)                                35,833,521
                                                                     -----------
EXCHANGE TRADED FUNDS 4.6%
             UNITED STATES 4.6%
    13,483   iShares MSCI Emerging Markets Index                       1,144,437
    49,693   iShares MSCI Malaysia Index Fund                            363,753
    21,556   iShares MSCI Taiwan Index Fund                              252,421
                                                                     -----------
Total Exchange Traded Funds (Cost $1,493,580)                          1,760,611
                                                                     -----------
Total (Cost $32,449,223) (a)                                         $37,594,132
                                                                     ===========

----------
Percentages indicated are based on net assets of $37,954,037.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $66,165. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation                                              $5,682,475
Unrealized depreciation                                               ($603,731)
                                                                     ----------
Net unrealized appreciation (depreciation)                           $5,078,744
                                                                     ==========

(b)  Non-income producing securities.

Plc - Public limited company
ADR - American Depository Receipt
GDR - Global Depository Receipt

SEMI-ANNUAL REPORT
First Focus Funds(SM)

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                    SHORT-INTERMEDIATE                    NEBRASKA
                                                                         BOND FUND       INCOME FUND   TAX-FREE FUND
                                                                    ------------------   -----------   -------------
ASSETS:
   Investments, at cost                                                $80,805,261       $63,903,373    $58,427,314
   Unrealized appreciation (depreciation) from investments                (536,436)          (62,105)     1,954,239
                                                                       -----------       -----------    -----------
   Investments, at value *                                              80,268,825        63,841,268     60,381,553
   Cash                                                                         --                --             --
   Foreign currency, at value (Cost $0,$0,$0,$0,$0,$0,$0,$0,
      $229,229, respectively)                                                   --                --             --
   Interest and dividends receivable                                       878,121           584,446        758,603
   Receivable for capital shares issued                                     15,520             2,563             --
   Receivable for investments sold                                              --                --             --
   Reclaims receivable                                                          --                --             --
   Prepaid expenses and other assets                                        14,955            16,546          6,237
                                                                       -----------       -----------    -----------
Total Assets                                                            81,177,421        64,444,823     61,146,393
                                                                       -----------       -----------    -----------

LIABILITIES:
   Cash overdraft                                                               10                10             --
   Distributions payable                                                   221,372           207,663        169,436
   Payable for investments purchased                                            --                --             --
   Payable for cash collateral received on securities loaned            17,563,563         3,648,485             --
   Accrued expenses and other payables:
      Investment advisory fees                                              18,924            26,825         26,013
      Administration fees                                                    1,045             1,000          1,005
      Distribution fees                                                      5,256             5,061          5,101
      Chief compliance officer fees                                          4,693             4,235          4,620
      Other fees                                                            32,537            33,430         35,096
                                                                       -----------       -----------    -----------
Total Liabilities                                                       17,847,400         3,926,709        241,271
                                                                       -----------       -----------    -----------
Net Assets                                                             $63,330,021       $60,518,114    $60,905,122
                                                                       ===========       ===========    ===========
Composition of Net Assets:
Capital                                                                 66,597,201        62,205,417     58,497,854
Undistributed (distributions in excess of ) net investment income       (1,501,011)         (551,735)            --
Undistributed realized gains (losses) on investment and
   foreign currency transactions                                        (1,229,733)       (1,073,463)       453,029
Net unrealized appreciation (depreciation) on investments and
   translation of assets and liabilities in foreign currencies            (536,436)          (62,105)     1,954,239
                                                                       -----------       -----------    -----------
Net Assets                                                             $63,330,021       $60,518,114    $60,905,122
                                                                       ===========       ===========    ===========
Shares of beneficial interest                                            6,669,350         6,212,090      6,164,644
                                                                       ===========       ===========    ===========
Net asset value, offering and redemption price per share               $      9.50       $      9.74    $      9.88
                                                                       ===========       ===========    ===========

See Notes to Financial Statements.

                                                         (FIRSTFOCUS FUNDS LOGO)

  COLORADO                                           GROWTH         SMALL
  TAX-FREE                                       OPPORTUNITIES     COMPANY     INTERNATIONAL
    FUND      BALANCED FUND   CORE EQUITY FUND        FUND           FUND       EQUITY FUND
-----------   -------------   ----------------   -------------   -----------   -------------

$14,524,837    $31,337,384      $ 75,508,138      $57,431,776    $44,899,903    $32,449,223
    245,791      5,854,126        31,118,101       22,868,090     12,373,526      5,144,909
-----------    -----------      ------------      -----------    -----------    -----------
 14,770,628     37,191,510       106,626,239       80,299,866     57,273,429     37,594,132
         --             --                --               --             --        261,447

         --             --                --               --             --        229,225
    192,964         96,270           190,122           32,746         38,209         82,640
         --          4,858             4,862          105,466          8,885          7,385
         --             --         1,011,078               --        216,823        265,330
         --             --                --               --             --         22,935
      2,128         18,472            19,194           21,299         16,135         12,485
-----------    -----------      ------------      -----------    -----------    -----------
 14,965,720     37,311,110       107,851,495       80,459,377     57,553,481     38,475,579
-----------    -----------      ------------      -----------    -----------    -----------


         --             --                --               --             --             --
     29,334             --                --               --             --             --
         --             --           598,422               --             --        466,684
         --      7,171,067         3,792,950        7,541,775     10,578,357             --

      8,469         18,343            64,025           45,039         32,687         27,568
        242            489             1,686            1,182            765            620
      1,210          2,446             8,537            6,005          3,846          3,063
        982          1,730             6,649            5,233          3,088          2,183
      8,580         15,677            49,401           52,578         20,682         21,424
-----------    -----------      ------------      -----------    -----------    -----------
     48,817      7,209,752         4,521,670        7,651,812     10,639,425        521,542
-----------    -----------      ------------      -----------    -----------    -----------
$14,916,903    $30,101,358      $103,329,825      $72,807,565    $46,914,056    $37,954,037
===========    ===========      ============      ===========    ===========    ===========

 14,300,934     24,884,097        65,050,810       41,971,225     33,203,005     29,118,233
         --          7,723            12,389         (229,441)        16,743        364,842

    370,178       (644,588)        7,148,525        8,197,691      1,320,782      3,328,877

    245,791      5,854,126        31,118,101       22,868,090     12,373,526      5,142,085
-----------    -----------      ------------      -----------    -----------    -----------
$14,916,903    $30,101,358      $103,329,825      $72,807,565    $46,914,056    $37,954,037
===========    ===========      ============      ===========    ===========    ===========
  1,466,597      2,287,685         9,760,740        4,550,954      2,496,358      3,046,777
===========    ===========      ============      ===========    ===========    ===========
$     10.17    $     13.16      $      10.59      $     16.00    $     18.79    $     12.46
===========    ===========      ============      ===========    ===========    ===========

SEMI-ANNUAL REPORT
First Focus Funds(SM)

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                           NEBRASKA
                                                        SHORT-INTERMEDIATE                 TAX-FREE
                                                             BOND FUND       INCOME FUND     FUND
                                                        ------------------   -----------   ----------
INVESTMENT INCOME:
   Interest                                                 $1,260,729       $1,467,228    $1,469,795
   Dividend                                                      8,572           11,130         6,573
   Foreign tax withholding                                          --               --            --
   Income from securities lending                                7,121            4,486            --
                                                            ----------       ----------    ----------
Total Income                                                 1,276,422        1,482,844     1,476,368
                                                            ----------       ----------    ----------
EXPENSES:
   Investment advisory fees                                    164,093          193,624       237,589
   Administration fees                                          49,228           48,406        50,912
   Shareholder service fees                                     32,818           32,270        33,941
   Accounting fees                                               6,499            7,622         9,451
   Custodian fees                                                9,845            9,681        10,182
   Chief compliance officer fees                                 1,989            2,175         2,327
   Director fees                                                 2,247            2,275         2,416
   Registration and filing fees                                  9,783           10,336         1,652
   Transfer agent fees                                          18,051           18,725        19,084
   Other fees                                                   30,578           30,498        32,092
                                                            ----------       ----------    ----------
Total expenses before waivers                                  325,131          355,612       399,646
   Expenses voluntarily reduced                                (45,946)         (22,589)      (64,489)
                                                            ----------       ----------    ----------
Total Expenses                                                 279,185          333,023       335,157
                                                            ----------       ----------    ----------
Net Investment Income (Loss)                                   997,237        1,149,821     1,141,211
                                                            ----------       ----------    ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   AND FOREIGN CURRENCY:
Net realized gains (losses) from investment and
   foreign currency transactions                              (198,525)        (197,958)      341,355
Change in unrealized appreciation/depreciation on
   investments and foreign currency                             72,892           90,714      (380,715)
                                                            ----------       ----------    ----------
Net realized and unrealized gains (losses) on
   investments and foreign currency                           (125,633)        (107,244)      (39,360)
                                                            ----------       ----------    ----------
Change in net assets resulting from operations              $  871,604       $1,042,577    $1,101,851
                                                            ==========       ==========    ==========

See Notes to Financial Statements.

                                                         (FIRSTFOCUS FUNDS LOGO)

COLORADO                                  GROWTH         SMALL     INTERNATIONAL
TAX-FREE    BALANCED    CORE EQUITY   OPPORTUNITIES     COMPANY        EQUITY
  FUND        FUND          FUND           FUND          FUND           FUND
--------   ----------   -----------   -------------   ----------   -------------
$290,506   $  155,160   $       --     $       --     $       --    $    1,642
   3,161       72,508    1,043,667        214,922        369,305       537,897
      --           --           --             --             --       (43,100)
      --        8,867          189         20,045          3,129            --
--------   ----------   ----------     ----------     ----------    ----------
 293,667      236,535    1,043,856        234,967        372,434       496,439
--------   ----------   ----------     ----------     ----------    ----------

  53,477      107,399      390,396        282,094        191,730       171,045
  11,459       21,480       78,079         56,419         33,835        25,657
   7,640       14,320       52,052         37,612         22,556        17,104
   6,091        3,072        8,047          5,924          4,853         7,889
   2,292        4,296       15,615         11,284          6,767        11,118
     515          990        3,502          2,378          1,331         1,055
     527          941        3,539          2,608          1,489         1,119
   1,498       13,009       10,616         11,356          9,504         7,285
  12,839       14,050       22,949         19,237         16,137        14,016
   7,700       13,391       47,656         35,496         20,970        15,851
--------   ----------   ----------     ----------     ----------    ----------
 104,038      192,948      632,451        464,408        309,172       272,139
 (17,664)          --           --             --             --       (17,105)
--------   ----------   ----------     ----------     ----------    ----------
  86,374      192,948      632,451        464,408        309,172       255,034
--------   ----------   ----------     ----------     ----------    ----------
 207,293       43,587      411,405       (229,441)        63,262       241,405
--------   ----------   ----------     ----------     ----------    ----------

  82,569      572,566    3,568,522      5,170,372      1,503,701       905,891

  23,232      990,900     (245,605)      (109,598)     1,573,631     2,649,567
--------   ----------   ----------     ----------     ----------    ----------

 105,801    1,563,466    3,322,917      5,060,774      3,077,332     3,555,458
--------   ----------   ----------     ----------     ----------    ----------
$313,094   $1,607,053   $3,734,322     $4,831,333     $3,140,594    $3,796,863
========   ==========   ==========     ==========     ==========    ==========

SEMI-ANNUAL REPORT
First Focus Funds(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                SHORT-INTERMEDIATE BOND FUND            INCOME FUND
                                                                ----------------------------   ----------------------------
                                                                   FOR THE         FOR THE        FOR THE         FOR THE
                                                                 PERIOD ENDED    YEAR ENDED     PERIOD ENDED    YEAR ENDED
                                                                SEPTEMBER 30,     MARCH 31,    SEPTEMBER 30,     MARCH 31,
                                                                     2005           2005            2005           2005
                                                                -------------   ------------   -------------   ------------
                                                                 (UNAUDITED)                    (UNAUDITED)
OPERATIONS:
Net investment income                                            $   997,237    $  1,962,520   $  1,149,821    $  2,833,469
Net realized gains (losses) from investment transactions            (198,525)        113,149       (197,958)        236,915
Change in unrealized appreciation/depreciation on investments         72,892      (2,758,657)        90,714      (3,303,249)
                                                                 -----------    ------------   ------------    ------------
Change in net assets resulting from operations                       871,604        (682,988)     1,042,577        (232,865)
                                                                 -----------    ------------   ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                     (1,405,705)     (2,848,570)    (1,310,970)     (3,257,441)
                                                                 -----------    ------------   ------------    ------------
Change in net assets from shareholder distributions               (1,405,705)     (2,848,570)    (1,310,970)     (3,257,441)
                                                                 -----------    ------------   ------------    ------------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                     5,820,346      23,712,201      3,409,496       4,804,426
   Dividends reinvested                                              353,778         874,117        518,111       1,292,730
   Cost of shares redeemed                                        (9,976,077)    (19,951,593)   (10,785,799)    (30,282,714)
                                                                 -----------    ------------   ------------    ------------
Change in net assets from capital transactions                    (3,801,953)      4,634,725     (6,858,192)    (24,185,558)
                                                                 -----------    ------------   ------------    ------------
Change in net assets                                              (4,336,054)      1,103,167     (7,126,585)    (27,675,864)
                                                                 -----------    ------------   ------------    ------------
NET ASSETS:
   Beginning of period                                            67,666,075      66,562,908     67,644,699      95,320,563
                                                                 -----------    ------------   ------------    ------------
   End of period                                                 $63,330,021    $ 67,666,075   $ 60,518,114    $ 67,644,699
                                                                 ===========    ============   ============    ============
Distributions in excess of net investment income                  (1,501,011)     (1,092,543)      (551,735)       (390,586)
                                                                 ===========    ============   ============    ============

SHARE TRANSACTIONS:
   Issued                                                            607,135       2,424,934        345,900         483,588
   Reinvested                                                         36,905          89,268         52,561         130,112
   Redeemed                                                       (1,040,670)     (2,042,380)    (1,094,449)     (3,061,765)
                                                                 -----------    ------------   ------------    ------------
Change in Shares                                                    (396,630)        471,822       (695,988)     (2,448,065)
                                                                 ===========    ============   ============    ============

See Notes to Financial Statements.

                                                         (FIRSTFOCUS FUNDS LOGO)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   NEBRASKA TAX-FREE FUND         COLORADO TAX-FREE FUND
                                                                ----------------------------   ---------------------------
                                                                   FOR THE         FOR THE        FOR THE        FOR THE
                                                                 PERIOD ENDED    YEAR ENDED     PERIOD ENDED    YEAR ENDED
                                                                SEPTEMBER 30,     MARCH 31,    SEPTEMBER 30,    MARCH 31,
                                                                     2005           2005            2005           2005
                                                                -------------   ------------   -------------   -----------
                                                                 (UNAUDITED)                    (UNAUDITED)
OPERATIONS:
Net investment income                                           $  1,141,211    $  2,597,416    $   207,293    $   508,847
Net realized gains from investment transactions                      341,355         345,332         82,569        303,818
Change in unrealized appreciation/depreciation on investments       (380,715)     (2,460,126)        23,232       (868,221)
                                                                ------------    ------------    -----------    -----------
Change in net assets resulting from operations                     1,101,851         482,622        313,094        (55,556)
                                                                ------------    ------------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                     (1,141,211)     (2,597,166)      (206,690)      (508,062)
   From net realized gains on investments                                 --        (691,322)            --        (63,592)
                                                                ------------    ------------    -----------    -----------
Change in net assets from shareholder distributions               (1,141,211)     (3,288,488)      (206,690)      (571,654)
                                                                ------------    ------------    -----------    -----------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                     1,356,434       4,259,948      3,352,405      4,560,730
   Dividends reinvested                                                6,911          36,963         23,204         70,378
   Cost of shares redeemed                                       (12,429,748)    (13,967,109)    (3,638,973)    (6,005,511)
                                                                ------------    ------------    -----------    -----------
Change in net assets from capital transactions                   (11,066,403)     (9,670,198)      (263,364)    (1,374,403)
                                                                ------------    ------------    -----------    -----------
Change in net assets                                             (11,105,763)    (12,476,064)      (156,960)    (2,001,613)
                                                                ------------    ------------    -----------    -----------
NET ASSETS:
   Beginning of period                                            72,010,885      84,486,949     15,073,863     17,075,476
                                                                ------------    ------------    -----------    -----------
   End of period                                                $ 60,905,122    $ 72,010,885    $14,916,903    $15,073,863
                                                                ============    ============    ===========    ===========
Distributions in excess of net investment income                          --              --             --           (603)
                                                                ============    ============    ===========    ===========

SHARE TRANSACTIONS:
   Issued                                                            136,184         422,440        327,849        444,442
   Reinvested                                                            693           3,670          2,269          6,831
   Redeemed                                                       (1,248,684)     (1,390,740)      (355,631)      (583,498)
                                                                ------------    ------------    -----------    -----------
Change in Shares                                                  (1,111,807)       (964,630)       (25,513)      (132,225)
                                                                ============    ============    ===========    ===========

See Notes to Financial Statements.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    BALANCED                      CORE EQUITY
                                                                      FUND                            FUND
                                                         -----------------------------   -----------------------------
                                                         FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR
                                                              ENDED           ENDED           ENDED           ENDED
                                                          SEPTEMBER 30,     MARCH 31,     SEPTEMBER 30,     MARCH 31,
                                                              2005            2005            2005            2005
                                                         --------------   ------------   --------------   ------------
                                                           (UNAUDITED)                     (UNAUDITED)
OPERATIONS:
Net investment income                                     $    43,587     $    155,374    $    411,405    $    974,379
Net realized gains from investment transactions               572,566          981,053       3,568,522       8,952,758
Change in unrealized appreciation/depreciation on
   investments                                                990,900          517,331        (245,605)      1,112,430
                                                          -----------     ------------    ------------    ------------
Change in net assets resulting from operations              1,607,053        1,653,758       3,734,322      11,039,567
                                                          -----------     ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                 (41,355)        (155,114)       (455,503)       (942,390)
   From net realized gains on investments                          --               --              --      (3,862,128)
                                                          -----------     ------------    ------------    ------------
Change in net assets from shareholder distributions           (41,355)        (155,114)       (455,503)     (4,804,518)
                                                          -----------     ------------    ------------    ------------

CAPITAL TRANSACTIONS:
   Proceeds from shares issued                              4,305,281        9,729,749       8,445,125      10,170,033
   Dividends reinvested                                        40,820          151,813         220,502       2,214,613
   Cost of shares redeemed                                 (3,037,422)     (12,241,659)    (14,478,185)    (27,501,719)
                                                          -----------     ------------    ------------    ------------
Change in net assets from capital transactions              1,308,679       (2,360,097)     (5,812,558)    (15,117,073)
                                                          -----------     ------------    ------------    ------------
Change in net assets                                        2,874,377         (861,453)     (2,533,739)     (8,882,024)
                                                          -----------     ------------    ------------    ------------
NET ASSETS:
   Beginning of period                                     27,226,981       28,088,434     105,863,564     114,745,588
                                                          -----------     ------------    ------------    ------------
   End of period                                          $30,101,358     $ 27,226,981    $103,329,825    $105,863,564
                                                          ===========     ============    ============    ============
Undistributed net investment income                             7,723            5,491          12,389          56,487
                                                          ===========     ============    ============    ============
SHARE TRANSACTIONS:
   Issued                                                     337,054          814,205         812,893       1,017,106
   Reinvested                                                   3,161           12,616          21,135         219,930
   Redeemed                                                  (238,867)      (1,057,033)     (1,388,621)     (2,781,876)
                                                          -----------     ------------    ------------    ------------
Change in Shares                                              101,348         (230,212)       (554,593)     (1,544,840)
                                                          ===========     ============    ============    ============

See Notes to Financial Statements.

                                                         (FIRSTFOCUS FUNDS LOGO)

STATEMENTS OF CHANGES IN NET ASSETS

                                                              GROWTH OPPORTUNITIES               SMALL COMPANY
                                                                      FUND                            FUND
                                                         -----------------------------   -----------------------------
                                                         FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR
                                                              ENDED           ENDED           ENDED           ENDED
                                                          SEPTEMBER 30,     MARCH 31,     SEPTEMBER 30,     MARCH 31,
                                                              2005            2005            2005            2005
                                                         --------------   ------------   --------------   ------------
                                                           (UNAUDITED)                     (UNAUDITED)
OPERATIONS:
Net investment income (loss)                              $   (229,441)   $   (319,288)   $    63,262     $    55,241
Net realized gains from investment transactions              5,170,372       4,917,426      1,503,701         311,438
Change in unrealized appreciation/depreciation on
   investments                                                (109,598)      2,549,663      1,573,631       1,063,331
                                                          ------------    ------------    -----------     -----------
Change in net assets resulting from operations               4,831,333       7,147,801      3,140,594       1,430,010
                                                          ------------    ------------    -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                       --              --        (55,027)        (52,428)
   From net realized gains on investments                           --              --             --        (358,535)
                                                          ------------    ------------    -----------     -----------
Change in net assets from shareholder distributions                 --              --        (55,027)       (410,963)
                                                          ------------    ------------    -----------     -----------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued                               5,177,881      16,670,269      3,610,654      10,746,969
   Dividends reinvested                                             --              --         29,887         224,383
   Cost of shares redeemed                                 (15,572,291)    (19,346,411)    (5,520,696)     (7,922,766)
                                                          ------------    ------------    -----------     -----------
Change in net assets from capital transactions             (10,394,410)     (2,676,142)    (1,880,155)      3,048,586
                                                          ------------    ------------    -----------     -----------
Change in net assets                                        (5,563,077)      4,471,659      1,205,412       4,067,633
                                                          ------------    ------------    -----------     -----------
NET ASSETS:
Beginning of period                                         78,370,642      73,898,983     45,708,644      41,641,011
                                                          ------------    ------------    -----------     -----------
End of period                                             $ 72,807,565    $ 78,370,642    $46,914,056     $45,708,644
                                                          ============    ============    ===========     ===========
Undistributed (distributions in excess of) net
   investment income                                          (229,441)             --         16,743           8,508
                                                          ============    ============    ===========     ===========
SHARE TRANSACTIONS:
   Issued                                                      336,884       1,182,421        202,538         629,961
   Reinvested                                                       --              --          1,683          12,603
   Redeemed                                                 (1,011,405)     (1,374,529)      (313,651)       (459,963)
                                                          ------------    ------------    -----------     -----------
Change in Shares                                              (674,521)       (192,108)      (109,430)        182,601
                                                          ============    ============    ===========     ===========

See Notes to Financial Statements.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                              INTERNATIONAL
                                                               EQUITY FUND
                                                      -----------------------------
                                                      FOR THE PERIOD   FOR THE YEAR
                                                           ENDED           ENDED
                                                       SEPTEMBER 30,     MARCH 31,
                                                           2005            2005
                                                      --------------   ------------
                                                        (UNAUDITED)
OPERATIONS:
Net investment income                                   $   241,405    $   161,344
Net realized gains from investment and foreign
   currency transactions                                    905,891      4,039,526
Change in unrealized appreciation/depreciation on
   investments and foreign currency                       2,649,567     (1,561,831)
                                                        -----------    -----------
Change in net assets resulting from operations            3,796,863      2,639,039
                                                        -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                    --        (72,679)
   From net realized gains on investments                        --     (2,324,844)
                                                        -----------    -----------
Change in net assets from shareholder distributions              --     (2,397,523)
                                                        -----------    -----------
CAPITAL TRANSACTIONS:
   Proceeds from shares issued                            3,745,836     11,087,361
   Dividends reinvested                                          --      1,074,703
   Cost of shares redeemed                               (1,895,459)    (3,583,268)
                                                        -----------    -----------
Change in net assets from capital transactions            1,850,377      8,578,796
                                                        -----------    -----------
Change in net assets                                      5,647,240      8,820,312
                                                        -----------    -----------
NET ASSETS:
   Beginning of period                                   32,306,797     23,486,485
                                                        -----------    -----------
   End of period                                        $37,954,037    $32,306,797
                                                        ===========    ===========
Undistributed net investment income                         364,842        123,437
                                                        ===========    ===========
SHARE TRANSACTIONS:
   Issued                                                   327,473      1,020,939
   Reinvested                                                    --         97,349
   Redeemed                                                (165,839)      (325,465)
                                                        -----------    -----------
Change in Shares                                            161,634        792,823
                                                        ===========    ===========

See Notes to Financial Statements.

                                                         (FIRSTFOCUS FUNDS LOGO)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING

                    Change in Net Assets
                         Resulting          Less Distributions
                      from Operations              from:                                       Ratios/Supplemental Data
                  ----------------------- ----------------------                  --------------------------------------------------
                             Net Realized                                                  Expenses    Net
                                 and                               Net               Net      to    Investment  Expenses
        Net Asset             Unrealized                 Net      Asset            Assets,  Average  Income to     to
          Value,      Net       Gains         Net      Realized  Value,            End of     Net     Average    Average
        Beginning Investment  (Losses) on Investment   Gains on  End of   Total    Period   Assets      Net        Net     Portfolio
        of Period   Income    Investments   Income   Investments Period Return(a)  (000's)    (b)    Assets(b) Assets*(b)   Turnover
        --------- ---------- ------------ ---------- ----------- ------ --------- -------- -------- ---------- ----------  ---------
SHORT-INTERMEDIATE BOND FUND

For the Period Ended September 30, (Unaudited)
2005      $ 9.58     $0.14      $(0.01)     $(0.21)    $   --    $ 9.50    1.32%  $ 63,330   0.85%     3.04%      0.99%        21%

For the Year Ended March 31,
2005       10.09      0.30       (0.40)      (0.41)        --      9.58   (0.94)    67,666   0.87      2.92       1.01         73
2004       10.13      0.35        0.07       (0.46)        --     10.09    4.25     66,563   0.75      3.14       0.98         74
2003        9.59      0.39        0.63       (0.48)        --     10.13   10.87     56,064   0.76      4.06       1.04         70
2002       10.01      0.52       (0.39)      (0.53)     (0.02)     9.59    1.26     47,520   0.75      5.23       1.03        118
2001        9.56      0.53        0.45       (0.53)        --     10.01   10.52     46,827   0.96      5.57       1.14         69

INCOME FUND

For the Period Ended September 30, (Unaudited)
2005      $ 9.79     $0.17      $(0.02)     $(0.20)    $   --    $ 9.74    1.53%  $ 60,518   1.03%     3.57%      1.10%        26%

For the Year Ended March 31,
2005       10.19      0.33       (0.32)      (0.41)        --      9.79    0.13     67,645   1.04      3.60       1.11         52
2004       10.27      0.35        0.07       (0.45)     (0.05)    10.19    4.25     95,321   0.89      3.27       1.08        103
2003        9.81      0.55        0.49       (0.57)     (0.01)    10.27   10.79     75,111   0.89      4.47       1.14         82
2002       10.00      0.61       (0.15)      (0.61)     (0.04)     9.81    4.65     64,047   0.81      4.83       1.08         85
2001(c)    10.00      0.03       (0.01)      (0.02)        --     10.00    0.25     70,901   1.09      5.62       1.37          4

NEBRASKA TAX--FREE FUND

For the Period Ended September 30, (Unaudited)
2005      $ 9.90     $0.17      $(0.02)     $(0.17)    $   --    $ 9.88    1.49%  $ 60,905   0.99%     3.37%      1.18%         0%

For the Year Ended March 31,
2005       10.25      0.34       (0.25)      (0.34)     (0.10)     9.90    0.88     72,011   1.00      3.41       1.19          5
2004       10.22      0.36        0.07       (0.36)     (0.04)    10.25    4.31     84,487   0.90      3.54       1.15          9
2003        9.81      0.38        0.50       (0.38)     (0.09)    10.22    9.03     95,181   0.90      3.71       1.18         12
2002       10.02      0.40       (0.13)      (0.40)     (0.08)     9.81    2.79    100,111   0.86      3.92       1.14         50
2001(c)    10.00      0.02        0.02       (0.02)        --     10.02    0.34    121,961   1.10      3.49       1.38         --

COLORADO TAX--FREE FUND

For the Period Ended September 30, (Unaudited)
2005      $10.10     $0.14      $ 0.07      $(0.14)    $   --    $10.17    2.06%  $ 14,917   1.13%     2.71%      1.36%         7%

For the Year Ended March 31,
2005       10.51      0.32       (0.37)      (0.32)     (0.04)    10.10   (0.46)    15,074   0.90      3.13       1.36         27
2004       10.51      0.34        0.09       (0.34)     (0.09)    10.51    4.16     17,075   0.90      3.20       1.17         13
2003        9.93      0.35        0.65       (0.35)     (0.07)    10.51   10.23     17,050   0.90      3.37       1.40         13
2002       10.06      0.35       (0.13)      (0.35)        --      9.93    2.22     16,575   0.90      3.48       1.19          3
2001(c)    10.00      0.02        0.06       (0.02)        --     10.06    0.76     11,855   0.90      3.67       1.57         --

BALANCED FUND

For the Period Ended September 30, (Unaudited)
2005      $12.45     $0.02      $ 0.71      $(0.02)    $   --    $13.16    5.85%  $ 30,101   1.35%     0.30%      1.35%(g)     26%

For the Year Ended March 31,
2005       11.62      0.08        0.83       (0.08)        --     12.45    7.83     27,227   0.99      0.62       1.38         72
2004        9.02      0.08        2.60       (0.08)        --     11.62   29.80     28,088   1.07      0.81       1.33         74
2003        9.95      0.10       (0.92)      (0.11)        --      9.02   (8.19)    13,484   1.35      1.16       1.53         57
2002        9.75      0.21        0.19       (0.20)        --      9.95    4.10     14,639   1.25      2.09       1.54         85
2001        9.29      0.27        0.46       (0.27)        --      9.75    8.10      6,414   1.73      2.88       2.09         77

See Notes to Financial Statements.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING

                    Change in Net Assets
                         Resulting          Less Distributions
                      from Operations              from:
                  ----------------------- ----------------------
                             Net Realized
                                 and                                       Net
        Net Asset     Net     Unrealized                 Net              Asset
          Value,  Investment    Gains         Net      Realized  Return  Value,
        Beginning   Income   (Losses) on  Investment   Gains on    of    End of    Total
        of Period   (Loss)    Investments   Income   Investments Capital Period  Return(a)
        --------- ---------- ------------ ---------- ----------- ------- ------ ----------
CORE EQUITY FUND

For the Period Ended September 30, (Unaudited)
2005      $10.26   $ 0.04       $ 0.34      $(0.05)     $   --   $   --  $10.59   3.67%

For the Year Ended March 31,
2005        9.67     0.09         0.96       (0.09)      (0.37)      --   10.26  11.00
2004        7.51     0.09         2.16       (0.09)         --       --+   9.67  30.11
2003        9.89     0.09        (2.32)      (0.09)      (0.06)      --+   7.51 (22.64)
2002        9.51     0.12         0.50       (0.11)      (0.13)      --    9.89   6.64
2001        9.00     0.12         0.57       (0.11)      (0.05)   (0.02)   9.51   7.82

GROWTH OPPORTUNITIES FUND

For the Period Ended September 30, (Unaudited)
2005      $15.00   $(0.05)      $ 1.05      $   --      $   --   $   --  $16.00   6.67%

For the Year Ended March 31,
2005       13.64    (0.06)        1.42          --          --       --   15.00   9.97
2004        9.53    (0.05)        4.16          --+         --       --   13.64  43.14
2003       12.10    (0.04)       (2.53)         --          --       --    9.53 (21.24)
2002       11.22     0.06         0.90       (0.08)         --       --   12.10   8.58
2001       11.44     0.07        (0.23)      (0.06)         --       --   11.22  (1.38)

SMALL COMPANY FUND

For the Period Ended September 30, (Unaudited)
2005      $17.54   $ 0.03       $ 1.24      $(0.02)     $   --   $   --  $18.79   7.26%

For the Year Ended March 31,
2005       17.18     0.02         0.50       (0.02)      (0.14)      --   17.54   3.00
2004       12.38     0.07         4.80       (0.07)         --       --   17.18  39.47
2003       14.79     0.07        (2.41)      (0.07)         --       --+  12.38 (15.81)
2002       12.26     0.10         2.68       (0.10)      (0.15)      --   14.79  22.95
2001       10.31     0.12         1.95       (0.12)         --       --   12.26  20.12

INTERNATIONAL EQUITY FUND

For the Period Ended September 30, (Unaudited)
2005      $11.20   $ 0.08       $ 1.18      $   --      $   --   $   --  $12.46  11.25%

For the Year Ended March 31,
2005       11.23     0.05         0.83       (0.03)      (0.88)      --   11.20   7.96
2004        7.44     0.06         3.77       (0.04)         --       --   11.23  51.48
2003(d)    10.00     0.03(e)     (2.59)         --          --       --    7.44 (25.60)(f)



                     Ratios/Supplemental Data
        --------------------------------------------------
                 Expenses     Net
           Net      to     Investment
         Assets,  Average    Income    Expenses
         End of     Net    (Loss) to  to Average
         Period   Assets  Average Net     Net    Portfolio
         (000's)    (b)    Assets(b)  Assets*(b)  Turnover
        -------- -------- ----------- ---------- ---------
CORE EQUITY FUND

For the Period Ended September 30, (Unaudited)
2005    $103,330  1.22%      0.79%      1.22%(g)      4%

For the Year Ended March 31,
2005     105,864  1.23       0.90       1.23         11
2004     114,746  1.11       1.05       1.19         10
2003      95,000  1.12       1.08       1.25         13
2002     132,295  1.03       1.09       1.20         16
2001     144,092  1.11       1.10       1.23         86

GROWTH OPPORTUNITIES FUND

For the Period Ended September 30, (Unaudited)
2005    $ 72,808  1.24%     (0.61%)     1.24%(g)     21%

For the Year Ended March 31,
2005      78,371  0.99      (0.42)      1.25         47
2004      73,899  1.01      (0.44)      1.10         55
2003      45,622  1.08      (0.43)      1.26         62
2002      53,558  0.99       0.47       1.26         83
2001      45,590  0.96       0.89       1.28         72

SMALL COMPANY FUND

For the Period Ended September 30, (Unaudited)
2005    $ 46,914  1.37%      0.28%      1.37%(g)      7%

For the Year Ended March 31,
2005      45,709  1.39       0.13       1.39          6
2004      41,641  1.12       0.47       1.38         15
2003      26,478  1.20       0.60       1.63         11
2002      22,532  1.21       0.73       1.64         27
2001      11,027  1.53       1.07       2.03         46

INTERNATIONAL EQUITY FUND

For the Period Ended September 30, (Unaudited)
2005    $ 37,954  1.49%      1.41%      1.59%        27%

For the Year Ended March 31,
2005      32,307  1.59       0.59       1.69        145
2004      23,486  1.51       0.58       1.66        103
2003(d)   11,496  1.61(f)    0.52(f)    2.21         37

*    Ratios excluding waivers and expenses paid indirectly.

+    Value is less than $.005.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Commenced operations on March 9, 2001.

(d)  Commenced operations on May 30, 2002.

(e)  Per share data calculated using average share method.

(f) Net voluntary waivers from the administrator. Excluding the voluntary waivers from the administrator, the total return, ratio of expenses including waivers and ratio of net investment income would have been (26.05)%, 2.01% and .12% respectively.

(g)  There were no fee reductions during the period.

See Notes to Financial Statements.

                                                         (FIRSTFOCUS FUNDS LOGO)

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

1. Organization

First Focus Funds, Inc. (the "Company") was organized in October, 1994 as a Nebraska corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company issuing its shares in series. The Company consists of 9 series, the Short-Intermediate Bond Fund, the Income Fund, the Nebraska Tax-Free Fund, the Colorado Tax-Free Fund, the Balanced Fund, the Core Equity Fund, the Growth Opportunities Fund, the Small Company Fund and the International Equity Fund (individually referred to as the "Fund" and collectively as the "Funds"). Each series represents a distinct portfolio with its own investment objectives and policies.

The Company is authorized to issue a total of 1,000,000,000 shares. All Funds presently offer Institutional Class shares without a sales charge.

Under the Funds' organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Funds expect the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with the accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation

The net asset value per share of each Fund is determined once on each business day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time. Each Fund's net asset value per share is calculated by adding the value of all securities and other assets of the Fund, subtracting its liabilities and dividing the result by the number of its outstanding shares. In valuing a Fund's assets for calculating the net asset value, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they traded on valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt securities (other than short-term investments) are valued at prices furnished by a pricing service and are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Each Fund's respective investment adviser, FNB Fund Advisers ("FNB") or Tributary Capital Management ("Tributary"), collectively, the "Advisers", both divisions of First National Bank of Omaha ("First National"), is responsible for this review and determination process. Short-term obligations (maturing within 60 days) may be valued on an amortized cost basis. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee pursuant to procedures established by the Board of Directors. Factors used in determining fair value include but are not limited to type of security or asset, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Securities Transactions and Investment Income

Security transactions are accounted for no later than the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sale proceeds.

Risk Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation's interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation

The books and records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(I) fair value of investment securities, other assets and liabilities at the current rate of exchange

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.

Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 28%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim benefits of such treaties. If the value of more than 50% of a Fund's total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

Loans of Portfolio Securities

The Funds may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with State Street Bank ("SSB"). Each Fund will limit its securities lending activity to 33 1/3% of its total assets. Security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral valued at least 102% of the fair value of the securities loaned for the respective Fund. Cash collateral received is invested by SSB pursuant to the terms of the Lending Agreement. According to the terms of the lending agreement, each Fund retains 70% of the income generated from the lending of its securities, SSB retains 30% of the respective securities lending income. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received can not be sold or repledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between SSB and the Funds in accordance with the Lending Agreement.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

The value of loaned securities and related collateral outstanding at September 30, 2005 was as follows:

                                    VALUE OF           VALUE OF            VALUE OF
FUND                           SECURITIES LOANED   CASH COLLATERAL   NON-CASH COLLATERAL
----                           -----------------   ---------------   -------------------
Short-Intermediate Bond Fund      $17,215,772        $17,563,563             $--
Income Fund                         3,574,376          3,648,485              --
Balanced Fund                       7,015,477          7,171,067              --
Core Equity Fund                    3,688,516          3,792,950              --
Growth Opportunities Fund           7,373,865          7,541,775              --
Small Company Fund                 10,310,571         10,578,357              --

Cash collateral received for securities on loan was invested in the Securities Lending Quality Trust, an unregistered New Hampshire Trust (the "Trust"). The Trust is a pool of assets comprised of certificates of deposit, asset-backed securities, corporate bonds, bank notes, repurchase agreements, commercial paper, U.S. Government Agencies, deposit notes, time deposits and asset-backed commercial paper. The value of the investment in the Securities Lending Quality Trust at September 30, 2005 was as follows:

FUND                           MARKET VALUE
----                           ------------
Short-Intermediate Bond Fund    $17,563,563
Income Fund                       3,648,485
Balanced Fund                     7,171,067
Core Equity Fund                  3,792,950
Growth Opportunities Fund         7,541,775
Small Company Fund               10,578,357

Repurchase Agreements

The Funds may acquire repurchase agreements from financial institutions such as banks and broker/dealers that the Advisers deem credit-worthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by each Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act. As of September 30, 2005, the Funds did not hold any repurchase agreements.

Allocation of Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund of the Company are allocated among the respective Funds based upon relative net assets or some other reasonable method.

                                                         (FIRSTFOCUS FUNDS LOGO)

Distributions to Shareholders

The Short-Intermediate Bond, Income, Nebraska Tax-Free and Colorado Tax-Free Funds declare dividends of net investment income daily and pay them monthly. The Core Equity and Small Company Funds declare and pay monthly, the Balanced Fund declares and pays quarterly and the Growth Opportunities and International Equity Funds declare and pay annually. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions from net income may differ significantly from book income due to certain tax elections made by the Funds.

Federal Income Taxes

It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of the income to its shareholders that will be sufficient to relieve it from substantially all Federal income taxes.

3. Related Party Transactions

The Funds have agreements with the respective Advisors to furnish investment advisory services to the Funds. Under the terms of these agreements, the Funds pay a monthly fee at the annual rate of the following percentages on average daily net assets: to FNB, 0.50% for the Short-Intermediate Bond Fund, 0.60% for the Income Fund, 0.70% for the Nebraska Tax-Free Fund, 0.75% for the Balanced and Core Equity Funds, 0.85% for the Small Company Fund and 1.00% for the International Equity Fund; and to Tributary, 0.70% for the Colorado Tax-Free Fund and 0.75% for the Growth Opportunities Fund.

KBC Asset Management International Ltd. ("KBCAM"), a subsidiary of KBCAM Limited, serves as the investment sub-adviser to the International Equity Fund. Under the terms of this agreement, FNB pays to KBCAM a monthly fee of 0.50% of the average daily net assets of the International Equity Fund. KBCAM has voluntarily agreed to waive 0.10% of it's sub-advisory fee. This voluntary agreement may be discontinued at any time.

First National serves as custodian for each of the Funds, with the exception of the International Equity Fund, for which The Northern Trust Company acts as custodian. First National, as custodian, receives compensation from each of the Funds for such services in an amount equal to a fee, computed daily and payable monthly, at an annual rate of 0.03% of each Fund's average daily net assets. The Northern Trust Company receives as compensation from the International Equity Fund a fee, computed daily and paid monthly, at an annual rate of 0.065% of the Fund's average daily net assets, subject to a minimum fee of $15,000 annually.

First National also serves as the Funds' Transfer Agent. They receive a transaction based fee in addition to some out of pocket compensation from each of the Funds for their services. DST Systems, Inc., is the sub-transfer agent, whose functions include disbursing dividends and other distributions.

BISYS Fund Services Ohio, Inc. ("BISYS") acts as Administrator for each of the Funds. As compensation for its administrative and accounting services, the Administrator is entitled to a fee, computed daily and payable monthly, at an annual rate of 0.15% of the Company's average daily net assets for the first $600,000,000, 0.13% for $600,000,000 to $800,000,000, and 0.11% over
$800,000,000 subject to an aggregate minimum fee of $270,000 for all Funds.

The Advisers and the Administrator may periodically volunteer to reduce all or a portion of their fees with respect to one or more Funds. These voluntary waivers may be terminated at any time. The Advisers and the Administrator may not seek reimbursement of such voluntarily reduced fees at a later date. The reduction of such fees will cause the yield and total return of that Fund to be higher than it would be in the absence of such reductions.

BISYS Fund Services, Limited Partnership (the "Distributor") acts as Distributor for each of the Funds pursuant to a Distribution Agreement with the Company.

The Company has adopted an Administrative Services Plan, which allows the Funds to charge a shareholder services fee, for the Institutional Class pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions, that may include the Advisers, their correspondant and affiliated banks and the Administrator (each a "Service Organization"). Such Service Organizations agree to provide certain administerial, recordkeeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of the shares of that Fund. Effective November 1, 1996, the Company entered into an agreement under the Administrative Services Plan with FNB at an annual rate of 0.10% of the average daily net assets serviced for each of the Funds.

4. Investment Transactions

The aggregate purchases and sales of securities, excluding U.S. Government securities and short-term investments, for the period ended September 30, 2005 were as follows:

                                PURCHASES       SALES
                               -----------   -----------
Short-Intermediate Bond Fund   $ 9,733,924   $10,884,976
Income Fund                     11,907,880    17,440,725
Nebraska Tax-Free Fund                  --    10,825,837
Colorado Tax-Free Fund           1,102,236     1,867,325
Balanced Fund                    6,440,007     5,381,804
Core Equity Fund                 4,486,204    14,020,414
Growth Opportunities Fund       15,831,467    23,948,193
Small Company Fund               3,138,364     5,196,881
International Equity Fund       11,364,118     8,943,114

SEMI-ANNUAL REPORT
First Focus Funds(SM)

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

The aggregate purchases and sales of long-term U.S. Government securities for the period ended September 30, 2005 were as follows:

                                PURCHASES      SALES
                               ----------   ----------
Short-Intermediate Bond Fund   $3,466,477   $6,812,529
Income Fund                     4,466,121    9,486,679
Balanced                        1,494,258    1,644,883

5. Capital Share Transactions

The Company is authorized to issue a total of 1,000,000,000 shares of common stock in each series with a par value of $0.00001 per share. The Board of Directors is empowered to issue other series of the Company's shares without shareholder approval.

6. Concentration of Credit Risk

The Nebraska Tax-Free and Colorado Tax-Free Funds each concentrate their investments in a single state and therefore have more credit risk related to the economic conditions of that state than a Fund with broader geographical diversification.

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, lack of liquidity, low market capitalizations, foreign currency fluctuations, and the level of governmental supervision and regulation of securities markets in the respective countries.

The following Funds were rated by Moody's at September 30, 2005 as follows:

                       NEBRASKA TAX-FREE   COLORADO TAX-FREE
                             FUND*               FUND*
                       -----------------   -----------------
AAA                           44%                 67%
AA1                            3%                  2%
AA2                           29%                  7%
AA3                            4%                  9%
A1                             3%                 --
A2                             4%                 --
Not Rated By Moody's          13%                 14%
Cash Equivalent               --                   1%

*    Percentages based on net assets

7. Shareholder Vote

On April 21, 2005, a Special Meeting of the shareholders of the Company was held to consider two proposals. The actual vote tabulations for the two issues were as follows:

PROPOSAL 1:

To elect three nominees to the Funds' Board of Directors.

TRUSTEE             IN FAVOR     WITHHELD      TOTAL
-------            ----------   ---------   ----------
Robert A. Reed     32,934,513   4,750,273   37,684,786
Julie Den Herder   32,944,138   4,740,648   37,684,786
Gary D. Parker     32,979,208   4,705,578   37,684,786

PROPOSAL 2:

To approve the Investment Advisory Agreement between the Balanced Fund and Tributary Capital Management, L.L.C.

FUND             IN FAVOR   AGAINST   ABSTAIN     TOTAL
----            ---------   -------   -------   ---------
Balanced Fund   2,032,747      68        --     2,032,815

                                                         (FIRSTFOCUS FUNDS LOGO)

ADDITIONAL FUND INFORMATION
SEPTEMBER 30, 2005 (UNAUDITED)

Proxy Voting Policy

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available (i) without charge, upon request, by calling 800-662-4203 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

Quarterly Holdings

Portfolio holdings statements for the Funds for the quarters ended December 31 and June 30, are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

Table of Shareholder Expenses

As a shareholder of the First Focus Funds, you incur ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the First Focus Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 through September 30, 2005.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                 BEGINNING         ENDING       EXPENSE PAID     EXPENSE RATIO
                               ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD*   DURING PERIOD**
                                   4/1/05         9/30/05      4/1/05-9/30/05    4/1/05-9/30/05
                               -------------   -------------   --------------   ---------------
Short/Intermediate Bond Fund     $1,000.00       $1,013.20          $4.29            0.85%
Income Fund                       1,000.00        1,015.30           5.20            1.03%
Nebrask Tax-Free Fund             1,000.00        1,014.90           5.00            0.99%
Colorado Tax-Free Fund            1,000.00        1,020.60           5.72            1.13%
Balanced Fund                     1,000.00        1,058.50           6.97            1.35%
Core Equity Fund                  1,000.00        1,036.70           6.23            1.22%
Growth Opportunities Fund         1,000.00        1,066.70           6.42            1.24%
Small Company Fund                1,000.00        1,072.60           7.12            1.37%
International Equity Fund         1,000.00        1,112.50           7.89            1.49%

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each of the First Focus Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

ADDITIONAL FUND INFORMATION (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                 BEGINNING         ENDING       EXPENSE PAID     EXPENSE RATIO
                               ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD*   DURING PERIOD**
                                   4/1/05         9/30/05      4/1/05-9/30/05    4/1/05-9/30/05
                               -------------   -------------   --------------   ---------------
Short/Intermediate Bond Fund     $1,000.00       $1,020.81          $4.31            0.85%
Income Fund                       1,000.00        1,019.90           5.22            1.03%
Nebrask Tax-Free Fund             1,000.00        1,020.10           5.01            0.99%
Colorado Tax-Free Fund            1,000.00        1,019.40           5.72            1.13%
Balanced Fund                     1,000.00        1,018.30           6.83            1.35%
Core Equity Fund                  1,000.00        1,018.95           6.17            1.22%
Growth Opportunities Fund         1,000.00        1,018.85           6.28            1.24%
Small Company Fund                1,000.00        1,018.20           6.93            1.37%
International Equity Fund         1,000.00        1,017.60           7.54            1.49%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**   Annualized.

Review and Approval of the Fund's Advisory and Sub-Advisory Agreements

Advisory Agreements

In approving the renewal of the forms, terms and conditions of Investment Advisory Agreements with: FNB Fund Advisers ("FNB") with respect to the Short-Intermediate Bond Fund, the Core Equity Fund, the Small Company Fund, the Income Fund, the Nebraska Tax- Free Fund and the International Equity Fund; and Tributary Capital Management LLC ("Tributary") (formerly FNC Fund Advisers) with respect to the Growth Opportunities Fund, Colorado Tax-Free Fund and the Balanced Fund, the Board evaluated, among other things, written information provided by FNB and Tributary, and answers to questions posed by the Board to representatives of FNB and Tributary. The information provided by FNB and Tributary consisted of, among other things, a comparison of the Funds' performance versus a peer group of substantially similar mutual funds. The Board also evaluated information provided by an independent third party that consisted of a comparison of the Funds' management fees and total expense ratios versus a peer group of substantially similar mutual funds' expense ratios versus a peer group of substantially similar mutual funds.

The Board also noted that neither Advisor employed breakpoints in their fee arrangements which would benefit shareholders as the funds grew, but did observe that both Advisors had voluntarily waived a portion of their fee in order to keep total expenses down. The Board of Directors carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. The Directors discussed the written materials that the Board received before the meeting and the Advisors' oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision. Based on its review of the information requested and provided, the Board determined that each of the Agreements is consistent with the best interests of each Fund and its shareholders, and enables each Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of each Fund and its shareholders.

The Board of Directors made these determinations on the basis of the following considerations, among others: (1) the investment advisory fees payable to each Advisor under its Advisory Agreement are fair and reasonable in light of the services to be provided, the profitability of the Advisor's relationship with each Fund, and the comparability of the proposed fee to fees paid by similar mutual funds; (2) each Advisory Agreement did not increase current investment advisory fees or overall operating expenses of each Fund over historical fee and expense levels; (3) each Advisor's brokerage practices (including any soft dollar arrangements) and portfolio transactions; (4) the nature, quality and extent of the investment advisory services provided by each Advisor, including each Advisor's reputation, expertise and resources in domestic financial markets; (5) the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of each Advisor; (6) possible conflicts of interest; and (7) each Fund's performance compared with similar mutual funds.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Directors, (a) concluded that terms of the Advisory Agreements are fair and reasonable; and (b) concluded that the Advisors' fees are reasonable in light of the services that the Advisors provide to the Funds.

                                                         (FIRSTFOCUS FUNDS LOGO)

Sub-Advisory Agreement

In approving the renewal of the forms, terms and conditions of the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement") with KBC Asset Management International Limited ("KBCAM") with respect to the International Equity Fund, the Board evaluated written information provided by KBCAM that consisted of, among other things, a comparison of the International Equity Fund's performance versus a peer group of substantially similar mutual funds. The Board also evaluated information provided by an independent third party that consisted of a comparison of the International Equity Fund's management fees and total expense ratios versus a peer group of substantially similar mutual funds. Specifically, the Board noted (1) that the International Equity Fund commenced operations in May 2002 and, thus, had not yet received a Morningstar rating; (2) that the Fund had underperformed its benchmark for the one-year period, but that the advisory fees paid by the Fund were comparable to the average fees paid by its Lipper group; and (3) that KBCAM did not employ breakpoints in their fee arrangements, which would benefit shareholders as the funds grew, but that KBCAM had voluntarily waived a portion of its fee in order to keep total expenses down.

The Board of Directors carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. The Directors discussed the written materials that the Board received before the meeting and any other information that the Board received at the meeting, and deliberated on the renewal of the Sub-Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision. Based on its review of the information requested and provided, the Board of Directors determined that the Sub-Advisory Agreement is consistent with the best interests of the International Equity Fund and its shareholders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders.

The Board of Directors made these determinations on the basis of the following considerations, among others: (1) the investment sub-advisory fee payable to KBCAM under its Sub-Advisory Agreement is fair and reasonable in light of the services to be provided, the profitability of the Sub-Adviser's relationship with the International Equity Fund, and the comparability of the proposed fee to fees paid by similar mutual funds; (2) the Sub-Advisory Agreement did not increase current investment advisory or sub-advisory fees or overall operating expenses of the International Equity Fund over historical fee and expense levels; and (3) the Sub-Adviser's brokerage practices (including any soft dollar arrangements) and portfolio transactions;

Based on the Board's deliberations at its meeting of the Board of Directors on June 2nd, 2005, and its evaluation of the information described above, the Board, including all of the independent Directors, unanimously: (a) concluded that terms of the Sub-Advisory Agreement are fair and reasonable; and (b) concluded that the Sub-Adviser's fee is reasonable in light of the services that the Sub-Adviser provides to the International Equity Fund.

SEMI-ANNUAL REPORT
First Focus Funds(SM)

TRUSTEES AND OFFICERS
SEPTEMBER 30, 2005 (UNAUDITED)

                            POSITION(S) HELD   LENGTH OF
NAME, ADDRESS, AND AGE      WITH THE COMPANY   TIME SERVED   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------      ----------------   -----------   -------------------------------------------
INTERESTED DIRECTORS*

Julie Den Herder            Director           Since 2004    Vice President and Director of Shared
1620 Dodge Street                                            Financial Services, First National Bank of
Omaha, NE 68102                                              Omaha, since November 2001; Director of
Age: 44                                                      Shared Services, Interpublic Group, July
                                                             1999 to November 2001. No other
                                                             directorships.

INDEPENDENT DIRECTORS

Robert A. Reed              Director           Since 1994    President and Chief Executive Officer,
2600 Dodge Street                                            Physicians Mutual Insurance Company and
Omaha, NE 68131                                              Physicians Life Insurance Company
Age: 65                                                      (1974-present). No other directorships

Gary D. Parker              Director           April 2004    President, Chief Executive Officer and
1620 Dodge St.                                               Chairman, Lindsay Manufacturing Co., a
Omaha, NE 68102                                              publicly owned Manufacturer of farm
Age: 59                                                      irrigation systems, for more than Five
                                                             years. No other directorships

OTHER EXECUTIVE OFFICERS

Michael A. Grunewald        Vice President     Since         Director of Client Services, BISYS Fund
3435 Stelzer Road                              October,      Services (1997 - present)
Columbus, OH 43219                             2003
Age: 35

Trent M. Statczar           Treasurer          Since         Vice President of Financial Services,
3435 Stelzer Road                              October,      BISYS Fund Services (1993 - present)
Columbus, OH 43219                             2003
Age: 34

Timothy J. Bresnahan        Secretary          Since         Assistant Counsel, BISYS Fund Services
3435 Stelzer Road                              February      (February 2005 - present); Associate,
Columbus, OH 43219                             2005          Greenberg Taurig, P.A. (March 2004 -
Age: 36                                                      February 2005); Legal Product Specialist,
                                                             Deutsche Bank Asset Management (November
                                                             2003 - February 2004); Associate, Goodwin
                                                             Proctor LLP (September 2001 - February
                                                             2003); Law Student (August 1999 - May 2001)

Alaina V. Metz              Assistant          Since         Vice President, Blue Sky Compliance, BISYS
3435 Stelzer Road                              October,      Fund Services (1995 - present)
Columbus, OH 43219                             2003
Age: 38
Secretary

* As defined in the 1940 Act. Ms. Den Herder is an interested Director because she is an officer of First National Bank of Omaha, the parent of FNB Fund Advisors, an investment advisor of the Fund.

INVESTMENT ADVISER
   FNB Fund Advisers
   First National Bank
   1620 Dodge Street, Stop 1075
   Omaha, Nebraska 68197

   Tributary Capital Management
   First National Bank
   P.O. Box 555
   Fort Collins, Colorado 80522

INVESTMENT SUB-ADVISER
   (INTERNATIONAL EQUITY FUND ONLY)
   KBC Asset Management International Ltd.
   Joshua Dawson House
   Dawson Street
   Dublin 2, Ireland

CUSTODIAN
   First National Bank
   1620 Dodge Street, Stop 1075
   Omaha, Nebraska 68197

   The Northern Trust Company
   (International Equity Fund only)
   50 South LaSalle Street
   Chicago, Illinois 60675

ADMINISTRATOR & DISTRIBUTOR
   BISYS Fund Services
   3435 Stelzer Road
   Columbus, Ohio 43219

LEGAL COUNSEL
   Cline, Williams, Wright, Johnson & Oldfather, LLP
   1900 US Bank Building
   233 South 13th Street
   Lincoln, NE 68508-2095

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
   KPMG LLP
   191 W. Nationwide Blvd., Suite 500
   Columbus, OH 43215

This report has been prepared for the general information of First Focus Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective First Focus Funds prospectus. The prospectus contains more complete information about First Focus Funds' investment objectives, management fees and expenses, risks and operating policies. Please read the prospectus carefully before investing or sending money.

FOR MORE INFORMATION
   call 1-800-662-4203
   or write to:
   First Focus Funds Service Center
   P.O. Box 219022
   Kansas City, Missouri 64121-9022

(FIRSTFOCUS FUNDS LOGO)

VALUE. STABILITY. SERVICE.                                          FFF-SAR-0905
                                                                           11/05

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.


     NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.


     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.


     NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                 (i) Has at least one audit committee financial expert serving on its audit committee; or

                 (ii) Does not have an audit committee financial expert serving on its audit committee.

              (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                 (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                 (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.


NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).


NOT APPLICABLE.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


NOT APPLICABLE.


ITEM 11. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.


         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30A-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               First Focus Funds, Inc.
            ----------------------------------------------------------

By (Signature and Title)*  /s/ Trent Statczar
                         ---------------------------------------------
                           Trent Statczar, Treasurer
Date November 28, 2005
     --------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Trent Statczar
                         ---------------------------------------------
                           Trent Statczar, Treasurer
Date  November 28, 2005
     -----------------------------

By (Signature and Title)*  /s/ Julie Den Herder
                         ---------------------------------------------
                           Julie Den Herder, President
Date  November 28, 2005
     -----------------------------